UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05002

Deutsche Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Deutsche Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 89.3%
Deutsche Diversified Market Neutral Fund "Institutional"* (a)	1,469,240	11,959,612
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	1,107,910	12,840,671
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	1,539,411	13,885,489
Deutsche Floating Rate Fund "Institutional" (a)	1,680,052	13,944,432
Deutsche Global Inflation Fund "Institutional" (a)	1,142,630	11,369,167
Deutsche Global Infrastructure Fund "Institutional" (a)	1,478,338	20,001,917
Deutsche Global Real Estate Securities Fund "Institutional" (a)	385,751	3,514,192
Deutsche Real Estate Securities Fund "Institutional" (a)	366,411	8,196,610
Deutsche Real Estate Securities Income Fund "Institutional" (a)	64,563	621,744
Deutsche Strategic Equity Long/Short Fund "Institutional" (a)	149,407	1,319,267
Total Mutual Funds (Cost $103,955,071)		97,653,101
Exchange-Traded Fund 5.6%
SPDR Barclays Convertible Securities (Cost $5,988,598)	142,323	6,148,354
Cash Equivalents 2.3%
Central Cash Management Fund, 0.37% (a) (b) (Cost $2,438,457)	2,438,457	2,438,457
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $112,382,126) †	97.2	106,239,912
Other Assets and Liabilities, Net	2.8	3,106,407
Net Assets	100.0	109,346,319

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $114,363,215. At March 31, 2016, net unrealized depreciation for all securities based on tax cost was $8,123,303. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,395,925 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,519,228.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2015 is as follows:

Purchases
Cost ($)

6,312

Affiliate	Value ($) at December 31, 2015		Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at March 31, 2016
Deutsche Diversified Market Neutral Fund	13,155,393	—	539,000	(90,820)	—	—	11,959,612
Deutsche Enhanced Commodity Strategy Fund	12,646,150		—	—	6,312	—	12,840,671
Deutsche Enhanced Emerging Markets Fixed Income Fund	13,296,026	178,395	—	—	178,395	—	13,885,489
Deutsche Floating Rate Fund	14,073,424	168,971	—	—	168,971	—	13,944,432
Deutsche Global Inflation Fund	10,993,719	55,916	—	—	55,916	—	11,369,167
Deutsche Global Infrastructure Fund	18,584,170	14,034	—	—	14,034	—	20,001,917
Deutsche Global Real Estate Securities Fund	3,340,604	—	—	—	—	—	3,514,192
Deutsche Real Estate Securities Fund	7,700,878	60,471	—	—	35,383	—	8,196,610
Deutsche Real Estate Securities Income Fund	581,940	3,785	—	—	3,785	—	621,744
Deutsche Strategic Equity Long/Short Fund	1,362,596	—	—	—	—	—	1,319,267
Central Cash Management Fund	3,850,877	2,553,102	3,965,522	—	2,968	—	2,438,457
	99,585,777	3,040,986	4,504,522	(90,820)	465,764	—	100,091,558

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$97,653,101	$—	$—	$97,653,101
Exchange-Traded Fund	6,148,354	—	—	6,148,354
Short-Term Investments	2,438,457	—	—	2,438,457
Total	$106,239,912	$—	$—	$106,239,912

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Deutsche Global Equity VIP

	Shares	Value ($)
Common Stocks 95.2%
Canada 6.9%
Agnico Eagle Mines Ltd.	24,000	867,840
Alimentation Couche-Tard, Inc. "B"	20,000	890,086
Brookfield Asset Management, Inc. "A"	40,000	1,391,184
(Cost $2,258,505)		3,149,110
Finland 1.0%
Sampo Oyj "A" (Cost $484,063)	10,000	474,678
France 2.3%
JC Decaux SA	6,700	293,153
Pernod Ricard SA	6,700	747,572
(Cost $993,174)		1,040,725
Germany 6.4%
Allianz SE (Registered)	2,900	471,216
BASF SE	6,200	466,836
Bayer AG (Registered)	4,800	563,567
Fresenius Medical Care AG & Co. KGaA	13,400	1,183,373
LANXESS AG	5,000	240,706
(Cost $2,646,809)		2,925,698
Ireland 2.7%
Glanbia PLC	20,500	418,485
Kerry Group PLC "A" (a)	7,921	738,009
Kerry Group PLC "A" (a)	600	56,007
(Cost $891,149)		1,212,501
Israel 0.5%
Mobileye NV* (b) (Cost $246,148)	6,000	223,740
Japan 0.6%
Asics Corp. (Cost $271,132)	15,000	267,093
Luxembourg 2.3%
Eurofins Scientific (Cost $683,067)	2,900	1,064,073
Malaysia 0.8%
IHH Healthcare Bhd. (Cost $277,346)	213,000	358,146
Mexico 1.0%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $434,833)	4,800	462,288
Netherlands 0.5%
Sensata Technologies Holding NV* (b) (Cost $273,524)	6,000	233,040
Norway 2.3%
Marine Harvest ASA* (c) (Cost $778,492)	67,000	1,031,031
Philippines 1.0%
Universal Robina Corp. (Cost $459,003)	100,000	470,965
Sweden 3.7%
Assa Abloy AB "B"	32,100	632,276
Meda AB "A"	31,000	576,531
Svenska Cellulosa AB "B"	15,400	480,776
(Cost $1,409,415)		1,689,583
Switzerland 7.9%
Galenica AG (Registered)	920	1,381,686
Lonza Group AG (Registered)*	3,700	625,616
Nestle SA (Registered)	12,015	896,131
Swatch Group AG (Bearer)	600	207,500
U-Blox AG*	1,500	287,858
UBS Group AG (Registered)	12,500	201,126
(Cost $2,504,338)		3,599,917
United Kingdom 4.7%
Aon PLC (b)	7,000	731,150
Compass Group PLC	32,600	575,195
Halma PLC	34,000	444,809
Spirax-Sarco Engineering PLC	7,714	403,574
(Cost $1,851,735)		2,154,728
United States 50.6%
AbbVie, Inc.	8,000	456,960
Acadia Healthcare Co., Inc.* (c)	10,900	600,699
Activision Blizzard, Inc.	14,000	473,760
Allergan PLC*	2,300	616,469
Alliance Data Systems Corp.*	3,200	704,000
Amphenol Corp. "A"	27,000	1,561,140
Applied Materials, Inc.	28,000	593,040
Bristol-Myers Squibb Co.	6,700	427,996
CBRE Group, Inc. "A"*	17,000	489,940
Celgene Corp.*	3,400	340,306
Cepheid, Inc.*	7,700	256,872
Cerner Corp.*	7,700	407,792
Citrix Systems, Inc.*	8,000	628,640
CVS Health Corp.	4,500	466,785
Danaher Corp.	10,600	1,005,516
Dollar General Corp.	8,600	736,160
Ecolab, Inc.	6,700	747,184
EOG Resources, Inc.	6,200	449,996
Evolent Health, Inc. "A"*	13,680	144,460
Exxon Mobil Corp.	6,200	518,258
Facebook, Inc. "A"*	4,000	456,400
General Electric Co.	16,500	524,535
Harman International Industries, Inc.	5,000	445,200
HealthStream, Inc.*	7,000	154,630
JPMorgan Chase & Co.	18,000	1,065,960
L Brands, Inc.	4,000	351,240
LKQ Corp.*	12,500	399,125
Marcus & Millichap, Inc.*	20,000	507,800
MasterCard, Inc. "A"	12,000	1,134,000
Mead Johnson Nutrition Co.	4,200	356,874
NIKE, Inc. "B"	5,500	338,085
Noble Energy, Inc.	14,700	461,727
Palo Alto Networks, Inc.*	2,000	326,280
Press Ganey Holdings, Inc.*	14,000	421,120
Rollins, Inc.	10,000	271,200
Schlumberger Ltd.	9,600	708,000
Scotts Miracle-Gro Co. "A"	4,500	327,465
T-Mobile U.S., Inc.*	13,000	497,900
The Sherwin-Williams Co.	700	199,269
Time Warner, Inc.	6,400	464,320
TJX Companies, Inc.	7,700	603,295
Union Pacific Corp.	4,600	365,930
United Technologies Corp.	5,000	500,500
Zoetis, Inc.	12,500	554,125
(Cost $21,925,937)		23,060,953
Total Common Stocks (Cost $38,388,670)		43,418,269
Securities Lending Collateral 3.3%
Daily Assets Fund "Capital Shares", 0.48% (d) (e) (Cost $1,494,925)	1,494,925	1,494,925
Cash Equivalents 3.6%
Central Cash Management Fund, 0.37% (d) (Cost $1,658,007)	1,658,007	1,658,007
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $41,541,602) †	102.1	46,571,201
Other Assets and Liabilities, Net	(2.1)	(944,315)
Net Assets	100.0	45,626,886

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $41,728,545. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $4,842,656. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,694,443 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,851,787.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the New York Stock Exchange.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $1,396,007, which is 3.1% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

At March 31, 2016 the Deutsche Global Equity VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks
Health Care	10,134,421	23.3%
Consumer Staples	7,015,009	16.2%
Information Technology	6,833,667	15.7%
Financials	5,333,054	12.3%
Consumer Discretionary	4,680,366	10.8%
Industrials	3,936,571	9.1%
Materials	2,849,300	6.6%
Energy	2,137,981	4.9%
Telecommunication Services	497,900	1.1%
Total	43,418,269	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level

1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$3,149,110	$—	$—	$3,149,110
Finland	—	474,678	—	474,678
France	—	1,040,725	—	1,040,725
Germany	—	2,925,698	—	2,925,698
Ireland	—	1,212,501	—	1,212,501
Israel	223,740	—	—	223,740
Japan	—	267,093	—	267,093
Luxembourg	—	1,064,073	—	1,064,073
Malaysia	—	358,146	—	358,146
Mexico	462,288	—	—	462,288
Netherlands	233,040	—	—	233,040
Norway	—	1,031,031	—	1,031,031
Philippines	—	470,965	—	470,965
Sweden	—	1,689,583	—	1,689,583
Switzerland	—	3,599,917	—	3,599,917
United Kingdom	731,150	1,423,578	—	2,154,728
United States	23,060,953	—	—	23,060,953
Short-Term Investments (f)	3,152,932	—	—	3,152,932
Total	$31,013,213	$15,557,988	$—	$46,571,201

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Deutsche Global Growth VIP

	Shares	Value ($)
Common Stocks 96.0%
Australia 0.3%
Austal Ltd.	32,300	38,825
G8 Education Ltd.	21,940	63,598
(Cost $95,627)		102,423
Bermuda 0.2%
Lazard Ltd. "A" (Cost $34,557)	1,491	57,851
Canada 5.9%
Agnico Eagle Mines Ltd.	12,500	452,262
Alimentation Couche-Tard, Inc. "B"	10,500	467,295
Brookfield Asset Management, Inc. "A"	21,000	730,372
Quebecor, Inc. "B"	2,774	72,834
SunOpta, Inc.*	6,381	28,459
(Cost $1,232,408)		1,751,222
China 0.1%
Minth Group Ltd. (Cost $33,043)	18,870	43,824
Finland 1.6%
Cramo Oyj	3,441	70,993
Sampo Oyj "A"	8,700	412,970
(Cost $494,409)		483,963
France 2.5%
Altran Technologies SA	4,739	65,515
Elior 144A	2,901	63,635
Flamel Technologies SA (ADR)*	8,811	97,274
Parrot SA*	1,488	30,471
Pernod Ricard SA	4,400	490,943
(Cost $840,126)		747,838
Germany 5.8%
Allianz SE (Registered)	1,200	194,986
BASF SE	3,200	240,948
Bayer AG (Registered)	2,400	281,784
Fresenius Medical Care AG & Co. KGaA	7,000	618,180
LANXESS AG	2,839	136,673
Patrizia Immobilien AG*	3,209	89,851
United Internet AG (Registered)	2,608	130,871
VIB Vermoegen AG	2,198	43,240
(Cost $1,541,777)		1,736,533
Hong Kong 0.9%
AIA Group Ltd.	22,000	125,078
K Wah International Holdings Ltd.	78,323	34,643
REXLot Holdings Ltd.	1,009,635	35,070
Techtronic Industries Co., Ltd.	23,097	91,692
(Cost $329,348)		286,483
India 0.2%
WNS Holdings Ltd. (ADR)* (Cost $49,480)	1,714	52,517
Indonesia 0.3%
PT Arwana Citramulia Tbk	845,918	39,971
PT Multipolar Tbk	1,282,939	37,517
(Cost $133,678)		77,488
Ireland 2.5%
Greencore Group PLC	15,750	84,797
Kerry Group PLC "A"	5,400	503,125
Paddy Power Betfair PLC	680	94,864
Ryanair Holdings PLC (ADR) (a)	906	77,753
(Cost $550,687)		760,539
Italy 0.3%
Prysmian SpA	3,142	71,111
Telit Communications PLC* (b)	7,520	23,491
(Cost $92,528)		94,602
Japan 2.9%
Ai Holdings Corp.	3,540	102,510
Anicom Holdings, Inc.* (b)	1,300	35,573
Asics Corp.	7,000	124,644
Kusuri No Aoki Co., Ltd.	2,058	112,224
MISUMI Group, Inc.	4,311	61,405
Nippon Seiki Co., Ltd.	4,783	92,555
Optex Co., Ltd.	1,300	41,394
Syuppin Co., Ltd. (b)	4,500	52,019
Topcon Corp.	3,800	49,854
United Arrows Ltd.	1,470	60,707
Universal Entertainment Corp.	3,603	59,723
UT Group Co., Ltd.*	7,469	34,814
Zenkoku Hosho Co., Ltd.	800	27,064
(Cost $685,090)		854,486
Korea 0.1%
Suprema, Inc.* (Cost $27,890)	908	18,857
Luxembourg 2.0%
Eurofins Scientific (Cost $362,350)	1,600	587,075
Malaysia 1.2%
Hartalega Holdings Bhd.	34,794	43,329
IHH Healthcare Bhd.	127,000	213,542
Nirvana Asia Ltd. 144A	185,599	51,201
Tune Protect Group Bhd.	122,051	42,266
(Cost $330,585)		350,338
Mexico 1.0%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $293,461)	3,200	308,192
Netherlands 2.1%
Brunel International NV	1,775	37,361
Core Laboratories NV (c)	588	66,097
ING Groep NV (CVA)	22,000	264,921
SBM Offshore NV*	3,242	41,136
Sensata Technologies Holding NV* (c)	6,000	233,040
(Cost $701,539)		642,555
Norway 2.1%
Marine Harvest ASA* (Cost $466,945)	40,000	615,541
Panama 0.2%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $55,316)	2,475	59,944
Philippines 0.9%
Universal Robina Corp. (Cost $255,120)	54,500	256,676
Singapore 0.1%
Lian Beng Group Ltd. (Cost $28,671)	68,764	24,278
Sweden 5.2%
Assa Abloy AB "B"	22,000	433,335
Atlas Copco AB "A"	9,800	246,100
Meda AB "A"	26,000	483,542
Nobina AB 144A*	12,992	59,853
Svenska Cellulosa AB "B"	10,500	327,802
(Cost $1,365,778)		1,550,632
Switzerland 6.4%
Dufry AG (Registered)*	467	57,374
Galenica AG (Registered)	500	750,916
Lonza Group AG (Registered)*	2,200	371,988
Nestle SA (Registered)	8,000	596,675
UBS Group AG (Registered)	8,700	139,984
(Cost $1,566,534)		1,916,937
Thailand 0.1%
Malee Sampran PCL (Foreign Registered) (Cost $19,036)	18,299	17,945
United Kingdom 6.2%
Aon PLC (c)	2,500	261,125
Arrow Global Group PLC	16,987	60,808
Auto Trader Group PLC 144A	8,300	46,491
AVEVA Group PLC	5,178	117,067
Babcock International Group PLC	7,569	103,187
Clinigen Healthcare Ltd.	6,559	54,920
Compass Group PLC	17,100	301,712
Crest Nicholson Holdings PLC	7,530	60,676
Domino's Pizza Group PLC	4,518	65,226
Halma PLC	19,000	248,570
Hargreaves Lansdown PLC	2,974	57,410
Howden Joinery Group PLC	8,245	56,598
Jardine Lloyd Thompson Group PLC	2,856	34,611
Polypipe Group PLC	12,788	58,129
Reckitt Benckiser Group PLC	3,150	304,522
Spirax-Sarco Engineering PLC	642	33,588
(Cost $1,677,606)		1,864,640
United States 44.9%
AbbVie, Inc.	4,000	228,480
Acadia Healthcare Co., Inc.*	4,500	247,995
Activision Blizzard, Inc.	6,000	203,040
Advance Auto Parts, Inc.	352	56,440
Affiliated Managers Group, Inc.*	303	49,207
Allergan PLC*	1,200	321,636
Alliance Data Systems Corp.*	2,000	440,000
Amphenol Corp. "A"	13,000	751,660
AZZ, Inc.	1,090	61,694
Bank of America Corp.	15,300	206,856
Berry Plastics Group, Inc.*	1,677	60,624
Bristol-Myers Squibb Co.	4,100	261,908
Cardtronics, Inc.* (b)	1,873	67,409
Casey's General Stores, Inc.	840	95,189
Celgene Corp.*	2,800	280,252
Cerner Corp.*	4,000	211,840
Citrix Systems, Inc.*	4,400	345,752
Danaher Corp.	5,500	521,730
Del Taco Restaurants, Inc.* (b)	5,997	61,949
Diamondback Energy, Inc.*	512	39,516
DigitalGlobe, Inc.*	1,183	20,466
Dollar General Corp.	4,500	385,200
Ecolab, Inc.	4,000	446,080
Encore Capital Group, Inc.* (b)	1,114	28,674
EOG Resources, Inc.	4,900	355,642
Exxon Mobil Corp.	3,000	250,770
Facebook, Inc. "A"*	2,200	251,020
FCB Financial Holdings, Inc. "A"*	1,117	37,151
Fox Factory Holding Corp.*	2,467	39,003
General Electric Co.	6,500	206,635
Gentherm, Inc.*	1,731	71,992
Hain Celestial Group, Inc.* (b)	1,245	50,933
Harman International Industries, Inc.	3,200	284,928
Inphi Corp.*	1,008	33,607
Jack in the Box, Inc.	925	59,080
JPMorgan Chase & Co.	9,000	532,980
Kindred Healthcare, Inc.	3,112	38,433
Knowles Corp.* (b)	3,690	48,634
L Brands, Inc.	2,300	201,963
Ligand Pharmaceuticals, Inc.* (b)	512	54,830
Manitowoc Foodservice, Inc.*	2,000	29,480
Masonite International Corp.*	600	39,300
MasterCard, Inc. "A"	6,500	614,250
Matador Resources Co.* (b)	1,894	35,910
MAXIMUS, Inc.	1,311	69,011
Middleby Corp.*	750	80,078
Molina Healthcare, Inc.*	1,049	67,650
Nielsen Holdings PLC	6,500	342,290
NIKE, Inc. "B"	2,800	172,116
Noble Energy, Inc.	8,000	251,280
Oaktree Capital Group LLC (b)	1,295	63,882
On Assignment, Inc.*	1,235	45,596
Pacira Pharmaceuticals, Inc.*	1,428	75,656
Palo Alto Networks, Inc.*	1,000	163,140
PAREXEL International Corp.*	661	41,465
Polaris Industries, Inc. (b)	600	59,088
Primoris Services Corp. (b)	3,285	79,826
Providence Service Corp.*	2,297	117,308
Retrophin, Inc.*	2,769	37,825
Schlumberger Ltd.	6,200	457,250
Sinclair Broadcast Group, Inc. "A" (b)	1,988	61,131
South State Corp.	470	30,188
Stericycle, Inc.*	1,300	164,047
T-Mobile U.S., Inc.*	6,100	233,630
Tenneco, Inc.*	1,329	68,457
The Sherwin-Williams Co.	625	177,919
Time Warner, Inc.	5,400	391,770
TiVo, Inc.*	5,034	47,873
TJX Companies, Inc.	3,600	282,060
Tristate Capital Holdings, Inc.*	4,835	60,921
Union Pacific Corp.	3,000	238,650
United Technologies Corp.	3,000	300,300
Urban Outfitters, Inc.*	1,535	50,793
VeriFone Systems, Inc.*	1,893	53,458
WABCO Holdings, Inc.*	825	88,209
WEX, Inc.*	434	36,178
Zeltiq Aesthetics, Inc.*	2,957	80,312
Zoe's Kitchen, Inc.*	1,273	49,634
Zoetis, Inc.	5,600	248,248
(Cost $12,330,502)		13,417,377
Total Common Stocks (Cost $25,594,091)		28,680,756
Warrants 0.0%
France
Parrot SA, Expiration Date 12/22/2022*	924	623
Parrot SA, Expiration Date 12/15/2022*	924	579
Total Warrants (Cost $0)		1,202
Convertible Preferred Stock 0.1%
United States
Providence Service Corp. (Cost $13,600)	136	17,416
Securities Lending Collateral 2.2%
Daily Assets Fund "Capital Shares", 0.48% (d) (e) (Cost $658,595)	658,595	658,595
Cash Equivalents 2.9%
Central Cash Management Fund, 0.37% (d) (Cost $869,499)	869,499	869,499
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $27,135,785) †	101.2	30,227,468
Other Assets and Liabilities, Net	(1.2)	(351,879)
Net Assets	100.0	29,875,589

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $27,378,304. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $2,849,164. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,417,439 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,568,275.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $644,653, which is 2.2% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
At March 31, 2016 the Deutsche Global Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Warrants & Preferred Stock
Health Care	5,833,804	20.3%
Consumer Staples	4,260,318	14.8%
Information Technology	4,088,656	14.3%
Industrials	3,870,865	13.5%
Consumer Discretionary	3,717,438	13.0%
Financials	3,682,556	12.8%
Materials	1,514,506	5.3%
Energy	1,497,601	5.2%
Telecommunication Services	233,630	0.8%
Total	28,699,374	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$102,423	$—	$102,423
Bermuda	57,851	—	—	57,851
Canada	1,751,222	—	—	1,751,222
China	—	43,824	—	43,824
Finland	—	483,963	—	483,963
France	97,274	650,564	—	747,838
Germany	—	1,736,533	—	1,736,533
Hong Kong	—	251,413	35,070	286,483
India	52,517	—	—	52,517
Indonesia	—	77,488	—	77,488
Ireland	77,753	682,786	—	760,539
Italy	—	94,602	—	94,602
Japan	—	854,486	—	854,486
Korea	—	18,857	—	18,857
Luxembourg	—	587,075	—	587,075
Malaysia	—	350,338	—	350,338
Mexico	308,192	—	—	308,192
Netherlands	299,137	343,418	—	642,555
Norway	—	615,541	—	615,541
Panama	59,944	—	—	59,944
Philippines	—	256,676	—	256,676
Singapore	—	24,278	—	24,278
Sweden	—	1,550,632	—	1,550,632
Switzerland	—	1,916,937	—	1,916,937
Thailand	—	17,945	—	17,945
United Kingdom	261,125	1,603,515	—	1,864,640
United States	13,417,377	—	—	13,417,377
Warrants	—	—	1,202	1,202
Preferred Stock	—	—	17,416	17,416
Short-Term Investments (f)	1,528,094	—	—	1,528,094
Total	$17,910,486	$12,263,294	$53,688	$30,227,468

There have been no transfer between fair value measurement levels during the period ended March 31, 2016.

(f)	See Investment Portfolio for additional detailed categorization.

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Deutsche Global Income Bulder VIP

		Shares	Value ($)
Common Stocks 60.6%
Consumer Discretionary 6.4%
Auto Components 0.9%
Aisin Seiki Co., Ltd.		2,664	100,231
Bridgestone Corp.		7,805	290,517
Cie Generale des Etablissements Michelin		243	24,863
Delphi Automotive PLC		1,454	109,079
Denso Corp.		79	3,163
Goodyear Tire & Rubber Co.		8,400	277,032
Johnson Controls, Inc.		1,959	76,342
Lear Corp.		1,300	144,521
Magna International, Inc.		2,352	101,107
Sumitomo Electric Industries Ltd.		16,605	201,246
Sumitomo Rubber Industries Ltd.		12,693	195,502
Toyota Industries Corp.		79	3,546
Yokohama Rubber Co., Ltd.		11,500	188,258
			1,715,407
Automobiles 1.5%
Bayerische Motoren Werke (BMW) AG		1,177	107,936
Daihatsu Motor Co., Ltd.		7,600	106,473
Daimler AG (Registered)		3,365	257,924
Ford Motor Co. (a)		29,568	399,168
Fuji Heavy Industries Ltd.		5,600	197,771
General Motors Co.		12,040	378,417
Honda Motor Co., Ltd.		10,350	283,135
Isuzu Motors Ltd.		15,700	161,283
Mazda Motor Corp.		3,700	57,360
Mitsubishi Motors Corp.		9,338	69,667
Nissan Motor Co., Ltd.		46,585	431,032
Renault SA		1,247	123,878
Toyota Motor Corp.		6,190	326,729
			2,900,773
Hotels, Restaurants & Leisure 0.5%
Carnival Corp.		4,858	256,357
Dawn Holdings, Inc.* (b)		1	782
McDonald's Corp.		3,056	384,078
Royal Caribbean Cruises Ltd.		799	65,638
Starbucks Corp.		2,742	163,697
Yum! Brands, Inc.		1,959	160,344
			1,030,896
Household Durables 0.4%
Barratt Developments PLC		16,567	132,938
Mohawk Industries, Inc.*		784	149,666
Persimmon PLC		6,152	183,852
Sekisui House Ltd.		13,454	226,481
Toll Brothers, Inc.*		500	14,755
Whirlpool Corp.		446	80,432
			788,124
Leisure Products 0.0%
Hasbro, Inc.		921	73,772
Media 1.5%
CBS Corp. "B"		1,176	64,786
Comcast Corp. "A"		12,388	756,659
Discovery Communications, Inc. "A"* (a)		4,200	120,246
Discovery Communications, Inc. "C"*		6,500	175,500
News Corp. "A"		5,485	70,043
Omnicom Group, Inc.		627	52,185
Scripps Networks Interactive, Inc. "A" (a)		2,273	148,882
SES SA		5	146
Shaw Communications, Inc. "B"		7,444	143,807
Sky PLC		10,533	154,771
Thomson Reuters Corp.		4,231	171,423
Time Warner Cable, Inc.		1,254	256,594
Time Warner, Inc.		4,047	293,610
Twenty-First Century Fox, Inc. "A"		3,056	85,201
Twenty-First Century Fox, Inc. "B"		4,701	132,568
Walt Disney Co.		2,283	226,725
WPP PLC		4,538	105,829
			2,958,975
Multiline Retail 0.4%
Canadian Tire Corp., Ltd. "A"		157	16,343
Dollar General Corp.		1,959	167,690
Kohl's Corp.		3,291	153,394
Macy's, Inc.		2,194	96,733
Target Corp.		3,683	303,037
			737,197
Specialty Retail 0.9%
Advance Auto Parts, Inc.		1,200	192,408
AutoZone, Inc.*		314	250,161
Bed Bath & Beyond, Inc.* (a)		941	46,711
Best Buy Co., Inc. (a)		4,800	155,712
Foot Locker, Inc. (a)		2,600	167,700
GameStop Corp. "A" (a)		4,092	129,839
Home Depot, Inc.		2,038	271,930
Lowe's Companies, Inc.		1,332	100,899
Staples, Inc.		17,900	197,437
The Gap, Inc. (a)		862	25,343
TJX Companies, Inc.		1,567	122,775
			1,660,915
Textiles, Apparel & Luxury Goods 0.3%
Michael Kors Holdings Ltd.*		706	40,214
NIKE, Inc. "B"		1,128	69,338
Swatch Group AG (Bearer)		205	70,896
Swatch Group AG (Registered)		1,724	115,949
VF Corp.		2,642	171,096
Yue Yuen Industrial (Holdings) Ltd.		18,804	64,706
			532,199
Consumer Staples 8.5%
Beverages 1.6%
Anheuser-Busch InBev SA		2,306	286,570
Asahi Group Holdings Ltd.		3,800	118,053
Brown-Forman Corp. "B"		1,400	137,858
Carlsberg AS "B"		1,729	164,944
Coca-Cola Co.		8,968	416,026
Coca-Cola Enterprises, Inc.		2,400	121,776
Constellation Brands, Inc. "A"		2,100	317,289
Diageo PLC		2,821	76,235
Dr. Pepper Snapple Group, Inc. (a)		2,586	231,240
Heineken Holding NV		1,747	136,208
Heineken NV		1,864	168,942
Kirin Holdings Co., Ltd.		10,100	141,293
Molson Coors Brewing Co. "B"		2,499	240,354
PepsiCo, Inc.		3,567	365,546
Suntory Beverage & Food Ltd.		4,000	179,916
			3,102,250
Food & Staples Retailing 2.1%
Casino Guichard-Perrachon SA		524	30,082
Colruyt SA		5,341	310,602
Costco Wholesale Corp.		1,332	209,897
CVS Health Corp. (a)		4,342	450,396
Delhaize Group		1,805	188,261
Empire Co., Ltd. "A"		9,402	162,884
FamilyMart Co., Ltd.		2,400	124,333
George Weston Ltd.		1,848	165,456
ICA Gruppen AB		4,973	164,552
J Sainsbury PLC (a)		52,473	208,341
Koninklijke Ahold NV		4,417	99,296
Kroger Co.		7,954	304,240
Lawson, Inc.		3,600	300,417
Loblaw Companies Ltd.		1,756	98,322
Metro, Inc.		3,996	138,641
Seven & I Holdings Co., Ltd.		4,067	172,625
Sysco Corp.		3,761	175,751
Wal-Mart Stores, Inc.		6,112	418,611
Walgreens Boots Alliance, Inc.		2,245	189,119
Wesfarmers Ltd.		3,813	121,109
Woolworths Ltd.		4,247	71,880
			4,104,815
Food Products 3.1%
Archer-Daniels-Midland Co.		5,328	193,460
Aryzta AG*		4,014	166,306
Bunge Ltd.		3,296	186,784
Campbell Soup Co.		6,300	401,877
ConAgra Foods, Inc.		4,466	199,273
General Mills, Inc.		4,780	302,813
Hormel Foods Corp. (a)		9,476	409,742
Kellogg Co.		4,499	344,398
Kraft Heinz Co.		3,100	243,536
McCormick & Co., Inc. (a)		2,541	252,779
Mondelez International, Inc. "A"		7,679	308,081
Nestle SA (Registered)		9,480	707,060
NH Foods Ltd.		7,000	154,130
Nisshin Seifun Group, Inc.		20,400	323,776
Nissin Foods Holdings Co., Ltd.		5,700	267,368
Tate & Lyle PLC		19,528	162,417
The Hershey Co.		2,006	184,733
The JM Smucker Co.		1,567	203,459
Toyo Suisan Kaisha Ltd.		7,100	253,561
Tyson Foods, Inc. "A" (a)		7,052	470,086
Wilmar International Ltd.		81,412	202,914
			5,938,553
Household Products 0.7%
Church & Dwight Co., Inc.		3,203	295,253
Clorox Co.		2,184	275,315
Colgate-Palmolive Co.		2,429	171,609
Henkel AG & Co. KGaA		117	11,495
Kimberly-Clark Corp.		2,038	274,131
Procter & Gamble Co.		4,566	375,827
			1,403,630
Tobacco 1.0%
Altria Group, Inc.		5,410	338,991
British American Tobacco PLC		4,589	269,567
Imperial Brands PLC		4,735	262,458
Japan Tobacco, Inc.		5,877	244,026
Philip Morris International, Inc.		3,918	384,395
Reynolds American, Inc.		8,868	446,149
			1,945,586
Energy 2.1%
Energy Equipment & Services 0.1%
Schlumberger Ltd. (a)		2,273	167,634
Oil, Gas & Consumable Fuels 2.0%
California Resources Corp.		147	151
Chevron Corp.		3,480	331,992
Eni SpA		234	3,545
Exxon Mobil Corp.		4,701	392,957
HollyFrontier Corp.		4,689	165,615
Idemitsu Kosan Co., Ltd.		13,827	246,200
JX Holdings, Inc.		42,185	162,733
Marathon Petroleum Corp.		7,242	269,258
Neste Oyj		4,216	138,615
Occidental Petroleum Corp.		1,569	107,367
OMV AG		11,767	331,171
Phillips 66		4,075	352,854
Spectra Energy Corp.		3,448	105,509
Statoil ASA		6,006	94,931
Tesoro Corp.		3,415	293,724
TonenGeneral Sekiyu KK		6,000	54,171
TOTAL SA		5,089	231,594
TransCanada Corp.		2,273	89,362
Valero Energy Corp.		7,163	459,435
			3,831,184
Financials 14.2%
Banks 4.9%
Aozora Bank Ltd.		34,174	118,993
Bank Hapoalim BM		89,396	464,583
Bank Leumi Le-Israel BM*		101,200	363,644
Bank of America Corp.		11,153	150,789
Bank of East Asia Ltd.		21,938	82,084
Bank of Montreal		3,228	196,029
Bank of Nova Scotia		1,946	95,101
BB&T Corp.		6,190	205,941
BNP Paribas SA		889	44,749
BOC Hong Kong (Holdings) Ltd.		55,127	164,538
Canadian Imperial Bank of Commerce (a)		2,375	177,419
Citigroup, Inc.		2,548	106,379
Citizens Financial Group, Inc.		12,900	270,255
Commonwealth Bank of Australia		132	7,587
Danske Bank AS		11,160	315,529
DBS Group Holdings Ltd.		10,471	119,288
Fifth Third Bancorp.		4,103	68,479
HSBC Holdings PLC		13,500	84,044
Huntington Bancshares, Inc.		17,000	162,180
JPMorgan Chase & Co.		4,167	246,770
KBC Groep NV		3,263	168,080
KeyCorp		201	2,219
Lloyds Banking Group PLC		166,742	162,592
M&T Bank Corp.		1,959	217,449
Mitsubishi UFJ Financial Group, Inc.		3,254	15,039
Mizrahi Tefahot Bank Ltd.		7,499	88,048
Mizuho Financial Group, Inc.		132,273	197,313
Nordea Bank AB		4,410	42,289
Oversea-Chinese Banking Corp., Ltd.		25,855	169,778
People's United Financial, Inc. (a)		14,025	223,418
PNC Financial Services Group, Inc.		1,480	125,164
Regions Financial Corp.		8,810	69,158
Resona Holdings, Inc.		726,056	2,581,236
Royal Bank of Canada		4,858	279,903
Shinsei Bank Ltd.		2,000	2,604
Skandinaviska Enskilda Banken AB "A"		2,022	19,280
SunTrust Banks, Inc.		4,877	175,962
Svenska Handelsbanken AB "A"		4,464	56,636
Swedbank AB "A"		8,410	180,852
The Chugoku Bank Ltd.		7,600	78,891
Toronto-Dominion Bank		5,229	225,708
U.S. Bancorp.		8,070	327,561
United Overseas Bank Ltd.		9,402	131,693
Wells Fargo & Co.		8,569	414,397
Yamaguchi Financial Group, Inc.		5,021	45,447
			9,445,098
Capital Markets 0.2%
Bank of New York Mellon Corp.		3,369	124,080
BlackRock, Inc.		314	106,939
Credit Suisse Group AG (Registered)*		7,768	109,560
UBS Group AG (Registered)		6,904	111,086
			451,665
Consumer Finance 1.2%
American Express Co.		549	33,709
Discover Financial Services		1,959	99,752
Navient Corp.		182,800	2,188,116
			2,321,577
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc. "B"*		1,534	217,644
CME Group, Inc.		2,038	195,750
Groupe Bruxelles Lambert SA		2,548	210,269
Industrivarden AB "C"		2,272	38,740
Intercontinental Exchange, Inc.		314	73,834
Investor AB "B"		2,267	80,138
Nasdaq, Inc.		1,176	78,063
Pargesa Holding SA (Bearer)		2,284	145,587
			1,040,025
Insurance 6.0%
Aflac, Inc.		4,578	289,055
Ageas		7,367	292,153
Alleghany Corp.*		471	233,710
Allianz SE (Registered)		1,307	212,372
Allstate Corp.		4,382	295,215
American International Group, Inc.		4,844	261,818
Aon PLC		471	49,196
Arch Capital Group Ltd.*		2,586	183,865
Assicurazioni Generali SpA		11,479	169,614
Assurant, Inc.		3,134	241,788
Aviva PLC		16,269	106,635
AXA SA		10,958	257,646
Axis Capital Holdings Ltd.		5,314	294,714
Baloise Holding AG (Registered)		3,275	415,941
Chubb Ltd.		3,714	442,523
Direct Line Insurance Group PLC		28,200	149,720
Everest Re Group Ltd.		2,269	447,969
Fairfax Financial Holdings Ltd.		400	223,929
FNF Group		4,700	159,330
Great-West Lifeco, Inc.		4,466	122,899
Hannover Rueck SE		1,060	123,382
Hartford Financial Services Group, Inc.		6,626	305,326
Legal & General Group PLC		1,991	6,719
Loews Corp.		5,877	224,854
Marsh & McLennan Companies, Inc.		1,097	66,687
MetLife, Inc.		1,236	54,310
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		1,302	264,595
NN Group NV		12,080	395,261
Principal Financial Group, Inc.		1,097	43,277
Progressive Corp.		4,936	173,451
Prudential Financial, Inc.		1,151	83,125
RenaissanceRe Holdings Ltd.		2,026	242,776
Sampo Oyj "A"		3,489	165,615
SCOR SE		5,240	185,690
Sompo Japan Nipponkoa Holdings, Inc.		5,100	143,961
Swiss Life Holding AG (Registered)*		1,932	513,839
The Travelers Companies, Inc.		1,618	188,837
Tokio Marine Holdings, Inc.		4,300	144,566
Torchmark Corp.		2,821	152,785
Unum Group		7,757	239,846
XL Group PLC		6,504	239,347
Zurich Insurance Group AG*		11,758	2,729,464
			11,537,805
Real Estate Investment Trusts 0.9%
AvalonBay Communities, Inc. (REIT)		800	152,160
Crown Castle International Corp. (REIT)		1,600	138,400
Dexus Property Group (REIT)		12,966	78,961
H&R Real Estate Investment Trust (REIT) (Units)		5,686	91,896
HCP, Inc. (REIT)		3,600	117,288
Two Harbors Investment Corp. (REIT)		92,262	732,560
Vicinity Centres (REIT)		44,060	107,875
Welltower, Inc. (REIT)		3,100	214,954
			1,634,094
Real Estate Management & Development 0.4%
Henderson Land Development Co., Ltd.		16,251	99,796
New World Development Co., Ltd.		47,793	45,622
Sun Hung Kai Properties Ltd.		12,536	153,707
Swire Pacific Ltd. "A"		13,320	143,975
Swiss Prime Site AG (Registered)*		1,681	148,299
Wharf Holdings Ltd.		7,835	42,800
Wheelock & Co., Ltd.		41,103	184,136
			818,335
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc. (a)		8,699	138,314
Health Care 5.0%
Biotechnology 0.9%
AbbVie, Inc.		5,441	310,790
Amgen, Inc.		2,283	342,290
Baxalta, Inc.		6,664	269,225
Biogen, Inc.*		1,127	293,381
Gilead Sciences, Inc.		4,914	451,400
United Therapeutics Corp.*		1,200	133,716
			1,800,802
Health Care Equipment & Supplies 0.5%
Abbott Laboratories		5,642	236,005
Baxter International, Inc.		2,664	109,437
Becton, Dickinson & Co.		1,165	176,870
Medtronic PLC		3,683	276,225
Stryker Corp.		1,190	127,675
Zimmer Biomet Holdings, Inc.		549	58,540
			984,752
Health Care Providers & Services 1.3%
Aetna, Inc.		2,718	305,367
AmerisourceBergen Corp.		1,411	122,122
Anthem, Inc.		2,553	354,842
Cardinal Health, Inc.		1,959	160,540
Cigna Corp.		1,408	193,234
DaVita HealthCare Partners, Inc.*		2,100	154,098
Express Scripts Holding Co.* (a)		3,134	215,274
HCA Holdings, Inc.*		1,213	94,675
Humana, Inc.		894	163,557
Laboratory Corp. of America Holdings*		862	100,966
McKesson Corp.		1,019	160,238
Quest Diagnostics, Inc.		2,331	166,550
UnitedHealth Group, Inc.		3,201	412,609
			2,604,072
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc.		2,038	288,561
Pharmaceuticals 2.1%
Allergan PLC*		1,387	371,758
Astellas Pharma, Inc.		9,100	120,741
AstraZeneca PLC		1,718	96,201
Bristol-Myers Squibb Co.		3,369	215,212
Eli Lilly & Co.		3,213	231,368
GlaxoSmithKline PLC		11,399	231,321
Jazz Pharmaceuticals PLC*		1,100	143,605
Johnson & Johnson		3,605	390,061
Merck & Co., Inc.		5,563	294,338
Mylan NV*		1,176	54,508
Novartis AG (Registered)		3,719	268,856
Novo Nordisk AS ''B"		3,854	209,403
Perrigo Co. PLC		392	50,148
Pfizer, Inc.		13,555	401,770
Roche Holding AG (Genusschein)		1,112	273,645
Sanofi		1,531	122,910
Shire PLC		2,965	169,437
Teva Pharmaceutical Industries Ltd.		5,337	284,964
Valeant Pharmaceuticals International, Inc.*		1,200	31,461
			3,961,707
Industrials 6.9%
Aerospace & Defense 0.9%
BAE Systems PLC		11,961	87,380
Boeing Co. (a)		1,489	189,014
General Dynamics Corp.		1,067	140,172
Honeywell International, Inc.		2,821	316,093
L-3 Communications Holdings, Inc.		281	33,298
Lockheed Martin Corp.		767	169,890
Northrop Grumman Corp.		938	185,630
Raytheon Co.		1,464	179,530
Rockwell Collins, Inc.		941	86,770
United Technologies Corp.		2,586	258,859
			1,646,636
Air Freight & Logistics 0.2%
FedEx Corp.		784	127,573
Royal Mail PLC		23,937	165,148
United Parcel Service, Inc. "B"		1,176	124,033
			416,754
Airlines 1.3%
American Airlines Group, Inc.		7,700	315,777
ANA Holdings, Inc.		11,000	30,918
Cathay Pacific Airways Ltd.		61,791	107,360
Delta Air Lines, Inc.		6,644	323,430
Deutsche Lufthansa AG (Registered)*		21,868	353,387
easyJet PLC		3,918	85,438
Japan Airlines Co., Ltd.		9,500	347,728
Qantas Airways Ltd.*		79,684	248,814
Singapore Airlines Ltd.		6,474	54,872
Southwest Airlines Co.		6,653	298,055
United Continental Holdings, Inc.*		6,808	407,527
			2,573,306
Building Products 0.0%
Congoleum Corp.*		3,800	0
Commercial Services & Supplies 0.2%
G4S PLC		30	82
Quad Graphics, Inc.		13	169
Republic Services, Inc.		5,171	246,398
Tyco International PLC		2,351	86,305
Waste Management, Inc.		2,194	129,446
			462,400
Electrical Equipment 0.2%
ABB Ltd. (Registered)*		8,638	168,045
AMETEK, Inc.		1,332	66,573
Eaton Corp. PLC		421	26,338
Emerson Electric Co.		2,273	123,606
			384,562
Industrial Conglomerates 0.7%
3M Co.		824	137,303
CK Hutchison Holdings Ltd.		16,996	220,519
Danaher Corp.		2,664	252,707
General Electric Co.		9,038	287,318
Keppel Corp., Ltd.		21,000	90,659
NWS Holdings Ltd.		24,000	38,071
Roper Technologies, Inc.		862	157,548
Sembcorp Industries Ltd.		21,938	49,137
Siemens AG (Registered)		1,248	132,018
			1,365,280
Machinery 0.3%
AGCO Corp. (a)		1,261	62,672
Caterpillar, Inc.		862	65,977
Deere & Co. (a)		296	22,789
Illinois Tool Works, Inc.		549	56,240
Mitsubishi Heavy Industries Ltd.		27,000	99,938
PACCAR, Inc. (a)		1,254	68,581
SKF AB "B"		29	522
Stanley Black & Decker, Inc.		1,332	140,140
Yangzijiang Shipbuilding Holdings Ltd.		137,407	99,915
			616,774
Marine 0.4%
A P Moller-Maersk AS "A"		209	267,553
A P Moller-Maersk AS "B"		168	221,529
Mitsui O.S.K Lines Ltd.		32,000	64,772
Nippon Yusen Kabushiki Kaisha		83,050	159,568
			713,422
Professional Services 0.1%
Adecco SA (Registered)		393	25,552
Nielsen Holdings PLC		4,145	218,276
			243,828
Road & Rail 0.4%
Canadian National Railway Co.		236	14,748
CSX Corp.		3,840	98,880
East Japan Railway Co.		1,097	94,404
MTR Corp., Ltd.		27,814	137,245
Norfolk Southern Corp.		862	71,761
Union Pacific Corp.		2,194	174,533
West Japan Railway Co.		1,261	77,656
			669,227
Trading Companies & Distributors 2.2%
ITOCHU Corp.		24,439	300,157
Marubeni Corp. (a)		584,249	2,954,529
Mitsubishi Corp.		14,728	248,807
Mitsui & Co., Ltd.		28,151	323,325
Sumitomo Corp. (a)		32,366	320,225
W.W. Grainger, Inc. (a)		627	146,361
			4,293,404
Information Technology 6.4%
Communications Equipment 0.6%
Cisco Systems, Inc.		17,899	509,584
Harris Corp.		1,569	122,162
Juniper Networks, Inc.		7,764	198,060
Motorola Solutions, Inc.		790	59,803
Telefonaktiebolaget LM Ericsson "B"		19,294	193,130
			1,082,739
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. "A"		1,568	90,662
Arrow Electronics, Inc.*		2,528	162,828
Avnet, Inc.		6,660	295,038
Corning, Inc.		9,440	197,202
Flextronics International Ltd.*		14,608	176,172
Hitachi Ltd.		40,485	189,131
Murata Manufacturing Co., Ltd.		706	85,109
TE Connectivity Ltd.		4,388	271,705
			1,467,847
Internet Software & Services 0.2%
eBay, Inc.*		7,642	182,338
Yahoo!, Inc.*		3,400	125,154
			307,492
IT Services 1.7%
Accenture PLC "A"		2,475	285,615
Alliance Data Systems Corp.*		549	120,780
Atos SE		1,677	136,605
Automatic Data Processing, Inc.		3,232	289,943
Cognizant Technology Solutions Corp. "A"*		3,291	206,346
Fidelity National Information Services, Inc.		3,898	246,782
Fiserv, Inc.*		2,161	221,675
Fujitsu Ltd.		26,000	95,904
International Business Machines Corp.		3,056	462,831
Itochu Techno-Solutions Corp.		1,200	22,586
Paychex, Inc.		3,056	165,055
Total System Services, Inc.		2,250	107,055
Vantiv, Inc. "A"*		3,369	181,522
Visa, Inc. "A"		4,184	319,992
Western Union Co. (a)		12,458	240,315
Xerox Corp.		22,704	253,377
			3,356,383
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc.		2,586	153,065
Broadcom Ltd.		1,679	259,406
Intel Corp.		10,673	345,272
KLA-Tencor Corp.		456	33,201
Lam Research Corp. (a)		64	5,286
Marvell Technology Group Ltd.		4,623	47,663
Maxim Integrated Products, Inc.		4,388	161,391
Microchip Technology, Inc. (a)		691	33,306
Micron Technology, Inc.*		8,893	93,110
Qorvo, Inc.*		1,800	90,738
QUALCOMM, Inc.		5,970	305,306
Skyworks Solutions, Inc.		2,500	194,750
Texas Instruments, Inc.		1,646	94,513
			1,817,007
Software 1.1%
Activision Blizzard, Inc.		5,827	197,186
ANSYS, Inc.*		784	70,137
CA, Inc.		7,236	222,796
Electronic Arts, Inc.*		3,600	237,996
Microsoft Corp.		7,549	416,931
Nexon Co., Ltd.		3,794	64,399
NICE Systems Ltd.		2,086	135,473
Oracle Corp.		6,713	274,629
Symantec Corp.		8,041	147,793
Synopsys, Inc.*		5,407	261,915
VMware, Inc. "A"* (a)		784	41,011
			2,070,266
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.		5,178	564,350
Canon, Inc.		6,974	207,361
EMC Corp.		8,058	214,746
Hewlett Packard Enterprise Co.		27,206	482,362
HP, Inc.		13,806	170,090
NetApp, Inc.		2,586	70,572
Ricoh Co., Ltd.		26,547	269,900
Seiko Epson Corp.		8,500	136,405
Western Digital Corp.		1,959	92,543
			2,208,329
Materials 2.1%
Chemicals 1.1%
Ashland, Inc.		862	94,785
BASF SE		8	602
Celanese Corp. "A"		2,200	144,100
CF Industries Holdings, Inc.		1,180	36,981
Dow Chemical Co.		3,784	192,454
E.I. du Pont de Nemours & Co.		1,489	94,283
Ecolab, Inc.		392	43,716
GEO Specialty Chemicals, Inc.*		19,324	7,343
Hitachi Chemical Co., Ltd.		4,900	87,807
Israel Chemicals Ltd.		17,163	74,743
Kuraray Co., Ltd.		16,800	204,980
LyondellBasell Industries NV "A"		2,873	245,871
Mitsubishi Chemical Holdings Corp.		36,400	189,308
Mitsubishi Gas Chemical Co., Inc.		42,000	225,712
Monsanto Co.		1,019	89,407
Praxair, Inc.		549	62,833
Solvay SA		986	98,842
Sumitomo Chemical Co., Ltd.		41,000	184,620
			2,078,387
Construction Materials 0.1%
Fletcher Building Ltd.		8,805	48,012
LafargeHolcim Ltd. (Registered)		1,257	59,117
			107,129
Containers & Packaging 0.1%
International Paper Co.		2,874	117,949
WestRock Co.		437	17,056
			135,005
Metals & Mining 0.7%
Goldcorp, Inc.		5,485	88,985
Mitsubishi Materials Corp.		18,804	52,839
Newcrest Mining Ltd.*		20,967	272,880
Newmont Mining Corp.		15,683	416,854
Nucor Corp.		4,075	192,748
Randgold Resources Ltd.		2,259	206,532
Silver Wheaton Corp.		9,011	149,518
			1,380,356
Paper & Forest Products 0.1%
Stora Enso Oyj "R"		15,190	136,005
UPM-Kymmene Oyj		5,432	98,098
			234,103
Telecommunication Services 4.0%
Diversified Telecommunication Services 3.2%
AT&T, Inc.		21,649	847,991
BCE, Inc.		7,365	335,657
Bezeq Israeli Telecommunication Corp., Ltd.		118,667	266,801
BT Group PLC		57,981	366,188
Deutsche Telekom AG (Registered)		10,731	192,351
Elisa Oyj		800	31,009
HKT Trust & HKT Ltd. "SS", (Units)		166,000	229,542
Level 3 Communications, Inc.*		3,600	190,260
Nippon Telegraph & Telephone Corp.		24,400	1,045,091
Orange SA		11,104	194,290
PCCW Ltd.		220,633	142,423
Proximus SA		1,992	68,078
Singapore Telecommunications Ltd.		76,045	214,135
Spark New Zealand Ltd.		56,978	143,730
Swisscom AG (Registered)		606	329,084
TDC AS		9,340	45,802
Telecom Italia SpA (RSP)		102,205	89,235
Telenor ASA		8,848	142,930
TeliaSonera AB		62,359	323,934
Telstra Corp., Ltd.		66,244	270,555
TELUS Corp.		7,287	237,224
Verizon Communications, Inc.		10,902	589,580
			6,295,890
Wireless Telecommunication Services 0.8%
KDDI Corp.		14,300	380,489
NTT DoCoMo, Inc.		16,169	364,502
Rogers Communications, Inc. "B"		6,503	260,370
T-Mobile U.S., Inc.*		9,000	344,700
Vodafone Group PLC		40,930	130,060
			1,480,121
Utilities 5.0%
Electric Utilities 3.4%
American Electric Power Co., Inc.		4,388	291,363
Cheung Kong Infrastructure Holdings Ltd.		12,556	123,108
CLP Holdings Ltd.		36,469	330,588
Duke Energy Corp.		5,407	436,237
Edison International		6,256	449,744
EDP - Energias de Portugal SA		53,479	190,102
Entergy Corp.		1,271	100,765
Eversource Energy		7,169	418,239
Exelon Corp.		2,303	82,585
FirstEnergy Corp.		736	26,474
Iberdrola SA		14,717	98,064
NextEra Energy, Inc.		2,743	324,607
PG&E Corp.		6,738	402,393
Pinnacle West Capital Corp.		2,555	191,804
PPL Corp.		6,112	232,684
Southern Co.		6,245	323,054
SSE PLC		2,315	49,601
Tokyo Electric Power Co., Inc.*		392,500	2,162,273
Xcel Energy, Inc.		6,738	281,783
			6,515,468
Gas Utilities 0.1%
AGL Resources, Inc.		2,900	188,906
Enagas SA		22	661
			189,567
Independent Power & Renewable Eletricity Producers 0.1%
Electric Power Development Co., Ltd.		2,602	81,081
Meridian Energy Ltd.		64,380	116,566
			197,647
Multi-Utilities 1.3%
AGL Energy Ltd.		4,141	58,424
Alliant Energy Corp.		2,508	186,294
Ameren Corp.		5,955	298,345
CMS Energy Corp.		2,664	113,060
Consolidated Edison, Inc.		4,310	330,232
Dominion Resources, Inc.		3,291	247,220
DTE Energy Co.		2,194	198,908
National Grid PLC		19,631	278,437
Public Service Enterprise Group, Inc.		5,720	269,641
SCANA Corp.		3,605	252,891
Sempra Energy		1,567	163,046
WEC Energy Group, Inc. (a)		3,866	232,231
			2,628,729
Water Utilities 0.1%
American Water Works Co., Inc.		2,803	193,211
Total Common Stocks (Cost $104,558,195)			117,049,986
Preferred Stock 0.1%
Consumer Discretionary
Bayerische Motoren Werke (BMW) AG (Cost $222,565)		2,955	236,368
Rights 0.0%
Consumer Staples
Safeway Casa Ley, Expiration Date 1/30/2018*		7,499	7,611
Safeway PDC LLC, Expiration Date 1/30/2017*		7,499	366
Total Rights (Cost $7,977)			7,977
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $30,283)		170	242
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 6.1%
Consumer Discretionary 0.4%
21st Century Fox America, Inc.:
3.7%, 10/15/2025 (a)		20,000	20,941
4.95%, 10/15/2045 (a)		20,000	21,383
CCO Safari II LLC:
144A, 3.579%, 7/23/2020		40,000	40,873
144A, 4.908%, 7/23/2025		30,000	31,644
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		27,996	28,836
CVS Health Corp., 5.125%, 7/20/2045		50,000	57,906
Discovery Communications LLC, 4.875%, 4/1/2043		30,000	26,369
General Motors Co., 6.6%, 4/1/2036		30,000	33,012
General Motors Financial Co., Inc.:
3.2%, 7/13/2020		100,000	99,776
5.25%, 3/1/2026		45,000	47,067
Newell Rubbermaid, Inc.:
4.2%, 4/1/2026		25,000	26,151
5.5%, 4/1/2046 (a)		15,000	16,296
The Gap, Inc., 5.95%, 4/12/2021 (a)		160,000	173,351
Time Warner Cable, Inc., 7.3%, 7/1/2038		40,000	46,920
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044 (a)		40,000	39,753
			710,278
Consumer Staples 0.3%
Altria Group, Inc., 9.95%, 11/10/2038		90,000	158,272
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		70,000	78,229
Kellogg Co., 3.25%, 4/1/2026		35,000	35,859
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	260,000
PepsiCo, Inc.:
2.85%, 2/24/2026		15,000	15,390
4.45%, 4/14/2046		25,000	27,874
Reynolds American, Inc., 5.85%, 8/15/2045		30,000	36,635
			612,259
Energy 0.5%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021		15,000	15,159
5.55%, 3/15/2026 (a)		50,000	50,440
6.6%, 3/15/2046 (a)		21,000	21,439
ConocoPhillips Co.:
4.2%, 3/15/2021		20,000	20,886
4.95%, 3/15/2026		30,000	31,318
5.95%, 3/15/2046		15,000	16,136
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		350,000	347,812
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		30,000	20,614
Ensco PLC:
4.7%, 3/15/2021		40,000	27,915
5.75%, 10/1/2044		10,000	4,950
Exxon Mobil Corp., 4.114%, 3/1/2046		35,000	37,111
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041		10,000	9,480
Noble Holding International Ltd., 5.0%, 3/16/2018		10,000	9,289
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	257,233
Rowan Companies, Inc., 5.85%, 1/15/2044		20,000	11,657
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	32,997
Williams Partners LP, 4.0%, 11/15/2021		80,000	69,506
			983,942
Financials 2.7%
Abbey National Treasury Services PLC, 2.5%, 3/14/2019		70,000	70,667
American International Group, Inc., 3.3%, 3/1/2021		40,000	40,895
American Tower Corp., (REIT), 3.3%, 2/15/2021 (a)		45,000	45,770
Apollo Investment Corp., 5.25%, 3/3/2025		60,000	59,898
Ares Capital Corp., 3.875%, 1/15/2020		100,000	102,469
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	202,000
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		220,000	231,930
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022		500,000	506,250
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		55,000	56,092
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		20,000	20,288
Capital One NA, 2.95%, 7/23/2021		250,000	251,361
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		50,000	45,516
(REIT), 5.25%, 12/1/2023		70,000	66,485
Citigroup, Inc., 1.136% **, 5/1/2017		140,000	139,806
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	258,750
Crown Castle International Corp., (REIT), 3.4%, 2/15/2021		35,000	35,522
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	48,868
FS Investment Corp., 4.75%, 5/15/2022		70,000	69,336
GE Capital International Funding Co., 144A, 4.418%, 11/15/2035		200,000	217,279
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		50,000	51,134
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		80,000	83,160
HSBC Holdings PLC, 6.375%, 12/29/2049 (a)		200,000	189,000
Intesa Sanpaolo SpA, 2.375%, 1/13/2017		200,000	200,868
Jefferies Group LLC, 5.125%, 4/13/2018		70,000	72,585
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		30,000	29,390
Legg Mason, Inc., 5.625%, 1/15/2044		50,000	49,087
Loews Corp., 4.125%, 5/15/2043		40,000	38,104
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		190,000	209,428
Manulife Financial Corp.:
4.9%, 9/17/2020		40,000	43,539
5.375%, 3/4/2046		55,000	57,213
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	9,226
Morgan Stanley, Series F, 5.625%, 9/23/2019		220,000	244,809
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		40,000	41,102
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		60,000	61,109
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		200,000	200,675
Realty Income Corp., (REIT), 2.0%, 1/31/2018		50,000	50,191
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		220,000	219,564
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025		150,000	154,206
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		70,000	70,425
Select Income REIT, (REIT), 4.15%, 2/1/2022		60,000	59,532
Societe Generale SA, 144A, 2.625%, 9/16/2020		200,000	202,946
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026		70,000	72,153
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		30,000	29,561
The Goldman Sachs Group, Inc.:
1.26% **, 6/4/2017		100,000	99,883
3.75%, 2/25/2026		30,000	30,767
Trinity Acquisition PLC, 3.5%, 9/15/2021		20,000	20,346
Turkiye Garanti Bankasi AS, 144A, 4.75%, 10/17/2019		200,000	203,002
			5,262,187
Health Care 0.3%
AbbVie, Inc.:
3.6%, 5/14/2025		50,000	52,486
4.7%, 5/14/2045		60,000	63,802
Actavis Funding SCS, 4.75%, 3/15/2045		30,000	31,551
Actavis, Inc., 3.25%, 10/1/2022		70,000	71,758
Anthem, Inc., 3.3%, 1/15/2023		30,000	30,330
Celgene Corp., 3.875%, 8/15/2025		90,000	94,584
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		80,000	88,206
Johnson & Johnson, 3.7%, 3/1/2046		60,000	62,996
Stryker Corp.:
3.375%, 11/1/2025		40,000	41,028
3.5%, 3/15/2026 (a)		20,000	20,727
4.625%, 3/15/2046		40,000	42,717
UnitedHealth Group, Inc., 3.75%, 7/15/2025		40,000	43,099
			643,284
Industrials 0.4%
FedEx Corp., 4.55%, 4/1/2046		30,000	30,831
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		500,000	520,000
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		30,000	29,140
Ply Gem Industries, Inc., 6.5%, 2/1/2022		60,000	58,800
			638,771
Information Technology 0.2%
Apple, Inc.:
3.25%, 2/23/2026		55,000	57,423
3.45%, 2/9/2045		30,000	27,095
eBay, Inc., 3.8%, 3/9/2022		80,000	82,358
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		70,000	72,347
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020 (a)		40,000	41,594
144A, 4.9%, 10/15/2025 (a)		60,000	61,750
KLA-Tencor Corp., 4.65%, 11/1/2024		20,000	20,159
Seagate HDD Cayman, 5.75%, 12/1/2034		50,000	35,518
			398,244
Materials 0.4%
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	205,750
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		20,000	16,610
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		250,000	225,000
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		40,000	38,983
Yamana Gold, Inc., 4.95%, 7/15/2024		250,000	211,250
			697,593
Telecommunication Services 0.8%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	2,000,000	112,310
AT&T, Inc.:
3.4%, 5/15/2025		160,000	160,375
3.8%, 3/15/2022		30,000	31,613
4.125%, 2/17/2026 (a)		45,000	47,523
4.35%, 6/15/2045		30,000	27,483
5.65%, 2/15/2047 (a)		40,000	44,149
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		1,000,000	1,076,385
Verizon Communications, Inc.:
3.5%, 11/1/2024		60,000	62,953
4.672%, 3/15/2055		60,000	57,600
			1,620,391
Utilities 0.1%
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	185,346
Total Corporate Bonds (Cost $11,693,656)			11,752,295
Asset-Backed 0.5%
Miscellaneous
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.965% **, 1/17/2024		250,000	229,639
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		307,689	301,439
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		437,898	432,346
Total Asset-Backed (Cost $985,638)			963,424
Mortgage-Backed Securities Pass-Throughs 4.1%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		5,898	6,712
Federal National Mortgage Association:
3.0%, 12/1/2042 (d)		2,200,000	2,256,719
3.5%, 3/1/2046		1,890,550	1,954,242
4.5%, 9/1/2035		16,362	17,887
6.0%, 1/1/2024		20,787	23,686
6.5%, with various maturities from 5/1/2017 until 1/1/2038		2,837	2,926
Government National Mortgage Association, 3.0%, 8/1/2043 (d)		3,500,000	3,625,576
Total Mortgage-Backed Securities Pass-Throughs (Cost $7,852,439)			7,887,748
Commercial Mortgage-Backed Securities 0.8%
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		300,000	321,465
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.549% **, 12/25/2024		4,986,346	200,370
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		502,681	494,094
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		450,000	462,723
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	131,633
Total Commercial Mortgage-Backed Securities (Cost $1,606,025)			1,610,285
Collateralized Mortgage Obligations 2.2%
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.585%, 9/25/2028		629,630	630,325
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		437,166	38,835
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		546,365	51,240
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		854,438	98,674
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		451,722	35,923
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,737,326	353,625
"SP", Series 4047, Interest Only, 6.214% ***, 12/15/2037		475,404	57,494
"H", Series 2278, 6.5%, 1/15/2031		131	137
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	152,725
"4", Series 406, Interest Only, 4.0%, 9/25/2040		157,829	26,271
"KZ", Series 2010-134, 4.5%, 12/25/2040		391,171	421,680
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		173,880	33,555
"PI", Series 2006-20, Interest Only, 6.247% ***, 11/25/2030		302,711	45,243
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN4, 4.986% **, 10/25/2024		240,000	238,430
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		392,581	37,813
"GC", Series 2010-101, 4.0%, 8/20/2040		500,000	560,767
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		499,593	53,852
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		399,768	16,184
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		75,185	7,753
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	666,885
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		118,533	16,341
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		327,483	41,797
"PZ", Series 2010-106, 4.75%, 8/20/2040		362,137	393,325
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		165,468	16,805
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		333,699	57,105
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		340,357	55,603
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		255,656	40,937
"AI", Series 2007-38, Interest Only, 6.019% ***, 6/16/2037		59,682	9,526
Total Collateralized Mortgage Obligations (Cost $4,019,413)			4,158,850
Government & Agency Obligations 8.5%
Other Government Related (e) 0.1%
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	199,000
Sovereign Bonds 2.9%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	106,250
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	105,715
Republic of Angola, 144A, 9.5%, 11/12/2025		450,000	409,500
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	86,500
144A, 7.65%, 6/15/2035		100,000	87,500
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	16,900,000	70,744
Republic of Namibia, 144A, 5.25%, 10/29/2025		250,000	241,250
Republic of Panama, 3.875%, 3/17/2028		200,000	202,000
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	226,213
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	2,200,000	147,413
Series R186, 10.5%, 12/21/2026	ZAR	2,700,000	199,813
Series R186, 10.5%, 12/21/2026	ZAR	7,000,000	518,035
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	196,025
144A, 6.85%, 11/3/2025		280,000	266,904
Republic of Uruguay, 5.1%, 6/18/2050		40,000	37,200
United Mexican States:
4.6%, 1/23/2046		500,000	487,500
Series M 10, 8.5%, 12/13/2018	MXN	35,000,000	2,215,582
			5,604,144
U.S. Government Sponsored Agencies 1.0%
Federal National Mortgage Association, 3.0%, 11/15/2027		1,000,000	1,000,178
Tennessee Valley Authority, 4.25%, 9/15/2065		778,000	820,632
			1,820,810
U.S. Treasury Obligations 4.5%
U.S. Treasury Bills:
0.345% ****, 8/11/2016 (f)		658,000	657,238
0.42% ****, 6/2/2016 (f)		156,000	155,959
U.S. Treasury Bonds:
3.125%, 8/15/2044		142,000	157,088
3.625%, 2/15/2044		176,000	213,517
5.375%, 2/15/2031		571,000	818,738
U.S. Treasury Inflation-Indexed Note, 0.375%, 7/15/2025		1,678,303	1,714,951
U.S. Treasury Notes:
1.0%, 8/31/2016 (g) (h)		3,749,000	3,758,226
1.0%, 9/30/2016		500,000	501,406
1.125%, 2/28/2021		69,000	68,717
1.25%, 1/31/2020		180,000	181,237
1.625%, 2/15/2026		303,000	298,597
2.5%, 5/15/2024		170,000	180,784
			8,706,458
Total Government & Agency Obligations (Cost $16,605,219)			16,330,412
Municipal Bonds and Notes 0.1%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $231,439)		231,439	234,977
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $214,086)		217,337	215,533
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $21,167)		40,000	31,200
		Shares	Value ($)
Exchange-Traded Funds 9.3%
SPDR Barclays High Yield Bond ETF		235,800	8,076,150
SPDR Dow Jones REIT ETF		102,400	9,743,360
Total Equity - Exchange-Traded Funds (Cost $16,940,532)			17,819,510
Securities Lending Collateral 4.3%
Daily Assets Fund "Capital Shares", 0.48% (i) (j) (Cost $8,362,989)		8,362,989	8,362,989
Cash Equivalents 9.9%
Central Cash Management Fund, 0.37% (i) (Cost $19,080,917)		19,080,917	19,080,917
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $192,432,540) †		106.6	205,742,713
Other Assets and Liabilities, Net		(6.6)	(12,695,508)
Net Assets		100.0	193,047,205

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
***	These securities are shown at their current rate as of March 31, 2016.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $192,951,628. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $12,791,085. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,547,945 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,756,860.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $8,033,633, which is 4.2% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	2,342	782	0.00

(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At March 31, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

10 Year U.S Treasury Note	USD	6/21/2016	21	2,738,203	(3,321)
Ultra Long U.S Treasury Bond	USD	6/21/2016	73	12,594,781	(51,466)
Total unrealized depreciation					(54,787)

At March 31, 2016, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (k)
Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,100,000[1]	5/5/2016	23,572	0
Put Options
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	3,400,000[1]	8/11/2016	65,280	(87,330)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	3,400,000[2]	7/11/2016	63,920	(142,118)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,100,000[1]	5/5/2016	23,573	(159,221)
Total Put Options				152,773	(388,669)
Total				176,345	(388,669)

(k)	Unrealized depreciation on written options on interest rate swap contracts at March 31, 2016 was $212,324.

At March 31, 2016, open credit default swap contracts purchased were as follows:

Bilateral Swaps
Expiration Date	Fixed Cash Notional Flows Amount(s) Currency Paid	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2020	1,300,000[3] EUR 1.0%	Markit iTraxx Europe Senior Financial Index	(12,648)	(14,541)	1,893
12/20/2020	400,000[4] EUR 1.0%	Santander International Debt SAU, 4.0%, 3/27/2017, A-	4,863	8,703	(3,840)
12/20/2020	400,000[5] EUR 1.0%	Standard Chartered Bank, 0.525%, 9/4/2017, AA-	9,614	8,893	721
12/20/2020	400,000[5] EUR 1.0%	UniCredit SpA, 0.808%, 4/10/2017, BBB+	13,785	6,797	6,988
Total net unrealized appreciation				5,762

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/4/2015 12/4/2045	4,900,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(578,967)	(472,637)
12/16/2015 9/16/2020	17,900,000	Floating — 3-Month LIBOR	Fixed — 2.214%	949,699	957,147
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(64,604)	(56,722)
Total net unrealized appreciation				427,788

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2016 is 0.63%.

Counterparties
1	Nomura International PLC
2	Citigroup, Inc.
3	Goldman Sachs & Co.
4	Barclays Bank PLC
5	JPMorgan Chase Securities, Inc.

As of March 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	537,273	BRL	2,000,000	6/16/2016	8,098	Nomura International PLC
USD	529,963	BRL	2,000,000	6/29/2016	13,333	Nomura International PLC
Total unrealized appreciation					21,431
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	41,366,000	USD	2,251,027	5/3/2016	(136,854)	BNP Paribas
ZAR	9,720,000	USD	589,881	5/3/2016	(64,749)	Citigroup, Inc.
BRL	2,000,000	USD	487,805	5/4/2016	(63,851)	Macquarie Bank Ltd.
BRL	2,000,000	USD	503,778	5/10/2016	(47,021)	Nomura International PLC
PHP	19,600,000	USD	414,376	6/6/2016	(9,755)	BNP Paribas
TWD	26,100,000	USD	794,521	6/8/2016	(16,968)	Nomura International PLC
BRL	2,000,000	USD	542,299	6/16/2016	(3,072)	Nomura International PLC
Total unrealized depreciation					(342,270)

Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,211,394	$4,186,082	$782	$12,398,258
Consumer Staples	10,406,097	6,088,737	—	16,494,834
Energy	2,735,858	1,262,960	—	3,998,818
Financials	13,704,372	13,682,541	—	27,386,913
Health Care	7,862,416	1,777,478	—	9,639,894
Industrials	5,810,320	7,575,273	—	13,385,593
Information Technology	10,774,060	1,536,003	—	12,310,063
Materials	1,987,541	1,940,096	7,343	3,934,980
Telecommunication Services	2,805,782	4,970,229	—	7,776,011
Utilities	6,235,717	3,488,905	—	9,724,622
Preferred Stock (m)	—	236,368	—	236,368
Rights	—	—	7,977	7,977
Warrant	—	—	242	242
Fixed Income Investments (m)
Corporate Bonds	—	11,752,295	—	11,752,295
Asset-Backed	—	963,424	—	963,424
Mortgage-Backed Securities Pass-Throughs	—	7,887,748	—	7,887,748
Commercial Mortgage-Backed Securities	—	1,610,285	—	1,610,285
Collateralized Mortgage Obligations	—	4,158,850	—	4,158,850
Government & Agency Obligations	—	16,330,412	—	16,330,412
Municipal Bonds and Notes	—	234,977	—	234,977
Convertible Bond	—	—	215,533	215,533
Preferred Security	—	31,200	—	31,200
Exchange-Traded Funds	17,819,510	—	—	17,819,510
Short-Term Investments (m)	27,443,906	—	—	27,443,906
Derivatives (n)
Credit Default Swap Contracts	—	9,602	—	9,602
Interest Rate Swap Contracts	—	957,147	—	957,147
Forward Foreign Currency Exchange Contracts	—	21,431	—	21,431
Total	$115,796,973	$90,702,043	$231,877	$206,730,893
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Futures Contracts	$(54,787)	$—	$—	$(54,787)
Written Options	—	(388,669)	—	(388,669)
Credit Default Swap Contracts	—	(3,840)	—	(3,840)
Interest Rate Swap Contracts	—	(529,359)	—	(529,359)
Forward Foreign Currency Exchange Contracts	—	(342,270)	—	(342,270)
Total	$(54,787)	$(1,264,138)	$—	$(1,318,925)

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(m)	See Investment Portfolio for additional detailed categorizations.
(n)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 5,762	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (320,839)	$ —
Interest Rate Contracts	$ (54,787)	$ 427,788	$ —	$ (212,324)

Investment Portfolio                                       as of March 31, 2016 (Unaudited)

Deutsche Government & Agency Securities VIP

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 83.8%
Federal Home Loan Mortgage Corp., 3.0%, 12/1/2042 (a)	4,000,000	4,095,625
Federal National Mortgage Association:
3.0%, 12/1/2042 (a)	3,300,000	3,385,078
3.5%, 8/1/2043 (a)	7,000,000	7,339,336
4.0%, with various maturities from 1/1/2042 until 3/1/2042	1,441,404	1,545,613
Government National Mortgage Association:
3.0%, 8/1/2043 (a)	4,000,000	4,143,516
3.5%, with various maturities from 4/15/2042 until 2/20/2043	3,043,285	3,223,821
4.0%, with various maturities from 9/20/2040 until 6/20/2043	3,385,034	3,668,860
4.5%, with various maturities from 6/20/2033 until 10/15/2041	6,737,765	7,345,358
4.55%, 1/15/2041	294,500	322,034
4.625%, 5/15/2041	103,467	112,879
5.0%, with various maturities from 12/15/2032 until 4/15/2042	5,724,393	6,408,442
5.5%, with various maturities from 10/15/2032 until 7/20/2040	5,318,344	6,015,121
6.0%, with various maturities from 2/15/2034 until 2/15/2039	4,494,565	5,161,647
6.5%, with various maturities from 9/15/2036 until 2/15/2039	520,079	596,442
7.0%, with various maturities from 2/20/2027 until 11/15/2038	109,054	113,415
7.5%, 10/20/2031	4,807	5,382
Total Mortgage-Backed Securities Pass-Throughs (Cost $52,438,402)		53,482,569
Collateralized Mortgage Obligations 16.5%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	119,949	111,276
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043	1,184,999	883,284
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	61,641	2,689
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	801,014	50,905
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	267,523	14,702
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	394,026	23,931
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	131,943	9,660
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	106,619	9,319
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,092,730	102,480
"CZ", Series 4113, 3.0%, 9/15/2042	381,111	376,231
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	570,145	33,725
"PZ", Series 4553, 3.5%, 2/15/2046	543,758	567,253
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	443,738	57,376
"UA", Series 4298, 4.0%, 2/15/2054	262,014	267,896
"22", Series 243, Interest Only, 4.106% *, 6/15/2021	148,666	4,996
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	1,308,531	262,002
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	83,206	9,207
"SP", Series 4047, Interest Only, 6.214% *, 12/15/2037	475,404	57,494
"A", Series 172, Interest Only, 6.5%, 1/1/2024	12,389	2,062
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	709,658	177,922
"DS", Series 3199, Interest Only, 6.714% *, 8/15/2036	1,436,466	315,681
"S", Series 2416, Interest Only, 7.664% *, 2/15/2032	202,516	50,843
"ST", Series 2411, Interest Only, 8.314% *, 6/15/2021	135,288	7,345
"KS", Series 2064, Interest Only, 9.714% *, 5/15/2022	181,172	38,402
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	120,922	6,624
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033	673,107	109,077
"Z", Series 2013-44, 3.0%, 5/25/2043	150,530	144,634
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	149,974	3,883
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	442,034	9,769
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	1,581,627	248,181
"4", Series 406, Interest Only, 4.0%, 9/25/2040	315,657	52,542
"25", Series 351, Interest Only, 4.5%, 5/25/2019	66,138	3,206
"PZ", Series 2010-129, 4.5%, 11/25/2040	754,474	807,974
"21", Series 334, Interest Only, 5.0%, 3/25/2018	20,944	706
"20", Series 334, Interest Only, 5.0%, 3/25/2018	33,126	1,112
''23", Series 339, Interest Only, 5.0%, 6/25/2018	46,999	1,636
"26", Series 381, Interest Only, 5.0%, 12/25/2020	27,439	1,997
"30", Series 381, Interest Only, 5.5%, 11/25/2019	141,757	9,846
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	2,729,812	238,512
"PJ", Series 2004-46, Interest Only, 5.567% *, 3/25/2034	217,115	31,913
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	156,746	11,569
"SJ", Series 2007-36, Interest Only, 6.337% *, 4/25/2037	113,311	19,470
"101", Series 383, Interest Only, 6.5%, 9/25/2022	552,846	70,306
"KI", Series 2005-65, Interest Only, 6.567% *, 8/25/2035	64,787	12,256
"SA", Series G92-57, IOette, 81.136% *, 10/25/2022	22,916	41,919
Government National Mortgage Association:
"PB", Series 2012-90, 2.5%, 7/20/2042	515,988	481,115
"BI", Series 2014-22, Interest Only, 4.0%, 2/20/2029	713,910	72,485
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	1,686,515	176,925
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	499,593	53,852
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	81,606	3,353
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	208,551	8,386
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	172,407
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	366,409	50,514
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	460,984	58,079
"Z", Series 2010-169, 4.5%, 12/20/2040	605,218	649,325
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	254,126	35,878
"GZ", Series 2005-24, 5.0%, 3/20/2035	579,977	697,834
"ZA", Series 2005-75, 5.0%, 10/16/2035	652,464	765,238
"MZ", Series 2009-98, 5.0%, 10/16/2039	1,170,754	1,463,778
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	80,061	4,265
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	481,394	88,761
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	131,596	21,737
"BS", Series 2011-93, Interest Only, 5.659% *, 7/16/2041	837,606	149,795
"SA", Series 2012-84, Interest Only, 5.868% *, 12/20/2038	880,057	93,636
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	199,358	34,362
"QA", Series 2007-57, Interest Only, 6.068% *, 10/20/2037	185,759	30,965
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	52,148	12,194
"SK", Series 2003-11, Interest Only, 7.259% *, 2/16/2033	319,985	56,776
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	388,066	91,837
Total Collateralized Mortgage Obligations (Cost $9,604,952)		10,537,310
Commercial Mortgage-Backed Securities 2.1%
FHLMC Multifamily Structured Pass-Through Certificates:
"A2", Series KJ02, 2.597%, 9/25/2020	730,000	756,772
"A2", Series K050, 3.334%, 8/25/2025	580,000	625,956
Total Commercial Mortgage-Backed Securities (Cost $1,334,677)		1,382,728
Government & Agency Obligations 10.7%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.345% **, 8/11/2016 (b)	384,000	383,555
U.S. Treasury Notes:
1.0%, 8/31/2016 (c)	1,000,000	1,002,461
2.625%, 11/15/2020	5,100,000	5,424,330
Total Government & Agency Obligations (Cost $6,810,780)		6,810,346
	Shares	Value ($)
Cash Equivalents 12.5%
Central Cash Management Fund, 0.37% (d) (Cost $7,992,157)	7,992,157	7,992,157
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $78,180,968) †	125.6	80,205,110
Other Assets and Liabilities, Net	(25.6)	(16,363,742)
Net Assets	100.0	63,841,368

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of March 31, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $78,186,263. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $2,018,847. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,582,866 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $564,019.
(a)	When-issued or delayed delivery security included.
(b)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2016, open futures contracts bought were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

U.S Treasury Long Bond	USD	6/21/2016	3	493,313	(2,913)

At March 31, 2016, open futures contracts sold were as follows:

6/21/2016

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year U.S Treasury Note	USD	6/21/2016	20	2,607,813	(25,355)
Ultra Long U.S Treasury Bond	USD		21	3,623,156	39,003
Total net unrealized appreciation					13,648

Currency Abbreviation
USD	United States Dollar

At March 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

9/16/2015 9/16/2017	7,500,000	Fixed — 1.0%	Floating — 3-Month LIBOR	(22,843)	(46,208)
9/16/2015 9/16/2025	6,200,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(501,687)	(500,411)
6/15/2016 6/15/2026	6,000,000	Floating — 3-Month LIBOR	Fixed — 2.25%	321,296	(13,114)
10/26/2015 10/26/2045	720,190	Floating — 3-Month LIBOR	Fixed — 2.87%	128,432	80,139
Total net unrealized depreciation				(479,594)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2016 is 0.63%.
At March 31, 2016, open total return swap contracts were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows (Received)	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)

Short Position
1/15/2016 1/12/2041	589,351[1]	(4.0%)	Markit IOS. Index FN30.400.10	(5,370)	—	(5,370)
1/15/2016 1/12/2041	589,351[2]	(4.0%)	Markit IOS. Index FN30.400.10	(5,370)	—	(5,370)
2/12/2016 1/12/2041	589,351[1]	(4.0%)	Markit IOS. Index FN30.400.10	(5,370)	—	(5,370)
2/12/2016 1/12/2041	589,351[2]	(4.0%)	Markit IOS. Index FN30.400.10	(5,370)	—	(5,370)
Total unrealized depreciation					(21,480)

Counterparties:
1	Goldman Sachs & Co.
2	Credit Suisse

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Mortgage-Backed Securities Pass-Throughs	$—	$53,482,569	$—	$53,482,569
Collateralized Mortgage Obligations	—	10,537,310	—	10,537,310
Commercial Mortgage-Backed Securities	—	1,382,728	—	1,382,728
Government & Agency Obligations	—	6,810,346	—	6,810,346
Short-Term Investments	7,992,157	—	—	7,992,157
Derivatives (f)
Futures Contracts	$39,003	$—	$—	$39,003
Interest Rate Swap Contracts	—	80,139	—	80,139
Total	$8,031,160	$72,293,092	$—	$80,324,252
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(28,268)	$—	$—	$(28,268)
Interest Rate Swap Contracts	—	(559,733)	—	(559,733)
Total Return Swap Contracts	—	(21,480)	—	(21,480)
Total	$(28,268)	$(581,213)	$—	$(609,481)

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and total return swaps.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 10,735	$ (501,074)

Investment Portfolio                                       as of March 31, 2016 (Unaudited)

Deutsche High Income VIP

	Principal Amount ($)	Value ($)
Corporate Bonds 87.2%
Consumer Discretionary 27.0%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022	125,000	127,188
Ally Financial, Inc.:
3.25%, 11/5/2018	620,000	609,770
4.125%, 3/30/2020 (a)	285,000	282,863
Altice Financing SA:
144A, 6.5%, 1/15/2022	200,000	203,500
144A, 7.875%, 12/15/2019	235,000	245,575
Altice Finco SA, 144A, 9.875%, 12/15/2020	235,000	252,625
AMC Entertainment, Inc., 5.875%, 2/15/2022	220,000	226,050
AmeriGas Finance LLC:
6.75%, 5/20/2020	460,000	471,500
7.0%, 5/20/2022	350,000	358,750
APX Group, Inc., 6.375%, 12/1/2019 (a)	205,000	205,615
Asbury Automotive Group, Inc.:
6.0%, 12/15/2024	495,000	499,950
144A, 6.0%, 12/15/2024	390,000	393,900
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	330,000	350,625
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021	360,000	295,200
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025 (a)	480,000	439,200
5.5%, 4/1/2023 (a)	660,000	640,200
Beacon Roofing Supply, Inc., 144A, 6.375%, 10/1/2023 (a)	160,000	169,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020	375,000	363,750
Boyd Gaming Corp., 6.875%, 5/15/2023	140,000	149,100
Caleres, Inc., 6.25%, 8/15/2023	110,000	110,000
CCO Holdings LLC:
144A, 5.125%, 5/1/2023	385,000	391,737
144A, 5.375%, 5/1/2025	285,000	289,988
144A, 5.875%, 4/1/2024	235,000	246,163
144A, 5.875%, 5/1/2027	480,000	489,600
7.0%, 1/15/2019	51,000	52,020
CCOH Safari LLC, 144A, 5.75%, 2/15/2026	545,000	564,075
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	602,000	561,365
144A, 6.375%, 9/15/2020	940,000	930,600
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021	134,529	138,565
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022	250,000	238,125
Series B, 6.5%, 11/15/2022 (a)	365,000	363,175
Series A, 7.625%, 3/15/2020	110,000	94,050
Series B, 7.625%, 3/15/2020	615,000	564,262
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020	20,000	20,563
CSC Holdings LLC, 5.25%, 6/1/2024 (a)	585,000	521,381
D.R. Horton, Inc., 4.0%, 2/15/2020 (a)	100,000	103,000
Dana Holding Corp., 5.5%, 12/15/2024 (a)	180,000	170,100
DISH DBS Corp.:
6.75%, 6/1/2021 (a)	50,000	51,625
7.875%, 9/1/2019	270,000	297,000
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020 (a)	420,000	439,425
144A, 5.75%, 3/1/2023	350,000	371,000
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020 (a)	645,000	654,675
5.25%, 4/15/2023	445,000	442,552
Global Partners LP, 7.0%, 6/15/2023	235,000	175,075
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	165,000	168,713
Group 1 Automotive, Inc.:
5.0%, 6/1/2022 (a)	455,000	450,450
144A, 5.25%, 12/15/2023 (a)	545,000	538,187
HD Supply, Inc.:
144A, 5.25%, 12/15/2021	275,000	288,750
144A, 5.75%, 4/15/2024 (b)	120,000	123,300
7.5%, 7/15/2020 (a)	95,000	100,819
11.5%, 7/15/2020	345,000	382,734
Hertz Corp., 6.75%, 4/15/2019	305,000	309,419
Hot Topic, Inc., 144A, 9.25%, 6/15/2021	140,000	140,350
Lamar Media Corp., 144A, 5.75%, 2/1/2026	50,000	52,500
Lennar Corp., 4.75%, 11/15/2022	400,000	401,000
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022	50,000	50,875
144A, 7.0%, 9/1/2020	345,000	361,388
MDC Partners, Inc.:
144A, 6.5%, 5/1/2024	195,000	199,144
144A, 6.75%, 4/1/2020	370,000	382,487
Mediacom Broadband LLC:
5.5%, 4/15/2021	50,000	50,375
6.375%, 4/1/2023	425,000	434,562
Mediacom LLC, 7.25%, 2/15/2022	110,000	115,775
MGM Resorts International, 6.0%, 3/15/2023	280,000	289,800
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020	235,000	236,175
Neptune Finco Corp.:
144A, 10.125%, 1/15/2023	400,000	428,000
144A, 10.875%, 10/15/2025	475,000	516,325
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022 (a)	155,000	158,875
Numericable-SFR, 144A, 4.875%, 5/15/2019	520,000	517,400
Penske Automotive Group, Inc., 5.375%, 12/1/2024	660,000	655,050
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	160,000	169,600
Quebecor Media, Inc., 5.75%, 1/15/2023	205,000	211,150
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023	55,000	55,957
144A, 5.375%, 4/15/2023	25,000	25,656
Sally Holdings LLC, 5.625%, 12/1/2025 (a)	395,000	420,675
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023	365,000	366,825
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	125,000	125,313
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020	230,000	238,627
Spectrum Brands, Inc., 5.75%, 7/15/2025 (a)	120,000	127,500
Springs Industries, Inc., 6.25%, 6/1/2021	295,000	296,475
Starz LLC, 5.0%, 9/15/2019	175,000	178,500
Suburban Propane Partners LP, 5.75%, 3/1/2025 (a)	145,000	138,475
Toll Brothers Finance Corp., 4.875%, 11/15/2025	270,000	267,300
TRI Pointe Group, Inc., 4.375%, 6/15/2019	145,000	143,913
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023	945,000	968,625
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	955,000	966,937
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022	270,000	285,525
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025	240,000	201,000
144A, 8.5%, 10/15/2022	205,000	193,725
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026	200,000	200,000
		27,499,313
Consumer Staples 3.1%
Aramark Services, Inc., 5.125%, 1/15/2024	160,000	168,600
Constellation Brands, Inc., 4.75%, 12/1/2025 (a)	65,000	67,275
Cott Beverages, Inc.:
5.375%, 7/1/2022	445,000	451,675
6.75%, 1/1/2020	180,000	189,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020	810,000	840,375
JBS Investments GmbH, 144A, 7.25%, 4/3/2024	265,000	240,487
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025	290,000	253,750
144A, 8.25%, 2/1/2020 (a)	160,000	164,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (a)	200,000	200,750
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024	40,000	41,868
Post Holdings, Inc., 144A, 6.75%, 12/1/2021	110,000	115,913
Smithfield Foods, Inc., 6.625%, 8/15/2022	9,000	9,563
The WhiteWave Foods Co., 5.375%, 10/1/2022	370,000	398,212
		3,141,468
Energy 7.5%
Antero Resources Corp.:
5.125%, 12/1/2022 (a)	330,000	299,475
5.375%, 11/1/2021	250,000	231,250
5.625%, 6/1/2023	205,000	188,600
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	305,000	253,912
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (a)	235,000	207,094
Concho Resources, Inc., 5.5%, 4/1/2023 (a)	530,000	519,400
Continental Resources, Inc.:
4.5%, 4/15/2023	200,000	167,250
5.0%, 9/15/2022 (a)	1,300,000	1,120,437
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023	95,000	70,300
DCP Midstream Operating LP, 2.7%, 4/1/2019	500,000	446,667
Gulfport Energy Corp., 6.625%, 5/1/2023	95,000	88,350
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024	195,000	164,288
144A, 5.75%, 10/1/2025	335,000	288,100
Holly Energy Partners LP, 6.5%, 3/1/2020	105,000	103,950
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (a)	295,000	247,063
MEG Energy Corp., 144A, 6.5%, 3/15/2021	65,000	39,244
Memorial Resource Development Corp., 5.875%, 7/1/2022	195,000	164,775
Newfield Exploration Co., 5.375%, 1/1/2026	155,000	141,050
Oasis Petroleum, Inc.:
6.875%, 3/15/2022	150,000	111,000
6.875%, 1/15/2023	70,000	51,625
Range Resources Corp., 144A, 4.875%, 5/15/2025 (a)	390,000	341,250
Rice Energy, Inc., 7.25%, 5/1/2023	250,000	218,750
RSP Permian, Inc., 6.625%, 10/1/2022	285,000	280,725
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	690,000	663,262
5.625%, 4/15/2023	200,000	190,000
5.625%, 3/1/2025	140,000	133,525
Sunoco LP:
144A, 5.5%, 8/1/2020	130,000	129,675
144A, 6.375%, 4/1/2023	140,000	140,087
Whiting Petroleum Corp., 6.25%, 4/1/2023 (a)	215,000	144,588
Williams Partners LP, 6.125%, 7/15/2022	325,000	301,785
WPX Energy, Inc., 8.25%, 8/1/2023	245,000	189,875
		7,637,352
Financials 4.0%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	375,000	384,375
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017	255,000	258,187
CNO Financial Group, Inc.:
4.5%, 5/30/2020	70,000	71,400
5.25%, 5/30/2025	140,000	143,150
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022	225,000	234,281
(REIT), 5.375%, 4/1/2023	725,000	750,375
(REIT), 5.75%, 1/1/2025	170,000	178,500
(REIT), 5.875%, 1/15/2026	135,000	142,358
International Lease Finance Corp.:
3.875%, 4/15/2018	385,000	387,194
6.25%, 5/15/2019	320,000	341,200
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021	105,000	109,200
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022	290,000	303,050
(REIT), 6.375%, 3/1/2024	235,000	247,338
(REIT), 6.875%, 5/1/2021	295,000	305,694
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020	265,000	272,950
		4,129,252
Health Care 6.0%
Alere, Inc., 144A, 6.375%, 7/1/2023	185,000	194,250
Community Health Systems, Inc.:
5.125%, 8/1/2021	55,000	55,688
7.125%, 7/15/2020 (a)	695,000	656,775
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023	95,000	81,463
Endo Finance LLC:
144A, 5.75%, 1/15/2022 (a)	220,000	208,450
144A, 5.875%, 1/15/2023	215,000	204,787
Endo Ltd.:
144A, 6.0%, 7/15/2023	195,000	183,544
144A, 6.0%, 2/1/2025	150,000	140,625
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019	220,000	240,006
HCA, Inc.:
5.25%, 6/15/2026	385,000	394,625
5.875%, 2/15/2026	530,000	545,900
Hologic, Inc., 144A, 5.25%, 7/15/2022	90,000	93,825
IMS Health, Inc., 144A, 6.0%, 11/1/2020	250,000	256,875
LifePoint Health, Inc.:
5.5%, 12/1/2021	275,000	287,375
5.875%, 12/1/2023	230,000	240,350
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020	80,000	74,960
144A, 5.625%, 10/15/2023	135,000	122,512
Tenet Healthcare Corp., 144A, 4.134% **, 6/15/2020	180,000	178,650
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020	365,000	297,475
144A, 5.875%, 5/15/2023	335,000	262,556
144A, 6.125%, 4/15/2025	655,000	504,350
144A, 7.5%, 7/15/2021	1,050,000	874,776
		6,099,817
Industrials 10.3%
ADT Corp.:
3.5%, 7/15/2022 (a)	150,000	129,750
5.25%, 3/15/2020 (a)	300,000	306,750
6.25%, 10/15/2021 (a)	395,000	396,975
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	535,000	555,062
Allegion PLC, 5.875%, 9/15/2023	85,000	89,463
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020	245,000	207,638
Belden, Inc., 144A, 5.5%, 9/1/2022	355,000	356,775
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	315,000	234,675
144A, 6.0%, 10/15/2022	265,000	198,750
144A, 7.5%, 3/15/2025	105,000	79,800
Casella Waste Systems, Inc., 7.75%, 2/15/2019	220,000	223,162
Covanta Holding Corp., 5.875%, 3/1/2024	220,000	213,400
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019	275,000	270,875
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021 (a)	160,000	145,600
EnerSys, 144A, 5.0%, 4/30/2023	45,000	43,425
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019	155,000	155,000
FTI Consulting, Inc., 6.0%, 11/15/2022	205,000	214,737
Garda World Security Corp., 144A, 7.25%, 11/15/2021	290,000	223,300
Gates Global LLC, 144A, 6.0%, 7/15/2022	190,000	162,450
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021	395,000	414,750
144A, 5.0%, 11/15/2025	165,000	172,631
Manitowoc Foodservice, Inc., 144A, 9.5%, 2/15/2024	93,000	101,370
Masonite International Corp., 144A, 5.625%, 3/15/2023	220,000	229,900
Meritor, Inc.:
6.25%, 2/15/2024 (a)	215,000	189,469
6.75%, 6/15/2021	300,000	278,250
Moog, Inc., 144A, 5.25%, 12/1/2022	165,000	165,206
Nortek, Inc., 8.5%, 4/15/2021 (a)	440,000	456,500
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023	220,000	219,450
Oshkosh Corp.:
5.375%, 3/1/2022	165,000	167,888
5.375%, 3/1/2025	25,000	25,188
Ply Gem Industries, Inc., 6.5% , 2/1/2022 (a)	415,000	410,825
SBA Communications Corp., 5.625%, 10/1/2019	200,000	208,750
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	285,000	294,975
Summit Materials LLC:
6.125%, 7/15/2023	275,000	261,250
144A, 8.5%, 4/15/2022	95,000	98,088
Titan International, Inc., 6.875%, 10/1/2020	170,000	137,700
Triumph Group, Inc., 5.25%, 6/1/2022	130,000	117,000
United Rentals North America, Inc.:
4.625%, 7/15/2023	160,000	159,000
6.125%, 6/15/2023	25,000	25,813
7.625%, 4/15/2022	595,000	633,675
USG Corp., 144A, 5.5%, 3/1/2025 (a)	10,000	10,400
XPO Logistics, Inc., 144A, 6.5%, 6/15/2022 (a)	230,000	223,387
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020 (a)	358,000	362,027
144A, 4.5%, 4/29/2022 (a)	510,000	520,200
144A, 4.75%, 4/29/2025 (a)	410,000	407,950
		10,499,229
Information Technology 4.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	105,000	107,756
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021	805,000	846,256
Cardtronics, Inc., 5.125%, 8/1/2022	145,000	143,187
CDW LLC:
5.5%, 12/1/2024 (a)	330,000	339,900
6.0%, 8/15/2022	370,000	391,042
Denali International LLC, 144A, 5.625%, 10/15/2020	285,000	300,639
EarthLink Holdings Corp., 7.375%, 6/1/2020	245,000	253,575
Entegris, Inc., 144A, 6.0%, 4/1/2022	160,000	162,400
First Data Corp., 144A, 7.0%, 12/1/2023	275,000	277,750
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022 (a)	275,000	291,500
Infor U.S., Inc., 6.5%, 5/15/2022 (a)	215,000	195,650
Informatica LLC, 144A, 7.125%, 7/15/2023	95,000	91,675
Micron Technology, Inc., 144A, 5.25%, 8/1/2023	250,000	204,375
NCR Corp.:
5.875%, 12/15/2021	55,000	56,238
6.375%, 12/15/2023	135,000	139,050
NXP BV, 144A, 3.75%, 6/1/2018	250,000	253,125
Open Text Corp., 144A, 5.625%, 1/15/2023	200,000	204,000
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023 (a)	155,000	154,225
Sanmina Corp., 144A, 4.375%, 6/1/2019	25,000	25,563
Western Digital Corp.:
144A, 7.375%, 4/1/2023 (b)	100,000	102,000
144A, 10.5%, 4/1/2024 (b)	338,000	338,845
		4,878,751
Materials 8.8%
ArcelorMittal, 5.125%, 6/1/2020	60,000	57,600
Ardagh Packaging Finance PLC, 144A, 3.634% **, 12/15/2019	310,000	305,350
Ball Corp.:
4.375%, 12/15/2020 (a)	110,000	114,469
5.25%, 7/1/2025	225,000	236,250
Berry Plastics Corp., 5.5%, 5/15/2022 (a)	435,000	448,050
Cascades, Inc., 144A, 5.5%, 7/15/2022	145,000	139,472
Chemours Co.:
144A, 6.625%, 5/15/2023	165,000	134,475
144A, 7.0%, 5/15/2025	80,000	64,000
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025 (a)	195,000	190,369
Constellium NV, 144A, 7.875%, 4/1/2021	250,000	249,783
Coveris Holding Corp., 144A, 10.0%, 6/1/2018	230,000	219,650
Coveris Holdings SA, 144A, 7.875%, 11/1/2019	330,000	295,350
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020	36,000	24,660
144A, 7.0%, 2/15/2021	475,000	318,250
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017	525,000	484,312
2.375%, 3/15/2018 (a)	890,000	787,650
3.875%, 3/15/2023	300,000	203,250
Hexion, Inc., 6.625%, 4/15/2020	270,000	224,100
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (a)	455,000	453,862
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021	250,000	243,750
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022 (a)	230,000	193,631
144A, 10.375%, 5/1/2021	200,000	193,500
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	1,390,000	1,426,487
Sealed Air Corp.:
144A, 4.875%, 12/1/2022	115,000	119,600
144A, 5.125%, 12/1/2024	55,000	57,063
Teck Resources Ltd., 2.5%, 2/1/2018	1,350,000	1,181,250
Tronox Finance LLC:
6.375%, 8/15/2020	400,000	307,500
144A, 7.5%, 3/15/2022	245,000	183,750
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	90,000	93,600
144A, 5.625%, 10/1/2024 (a)	45,000	46,913
		8,997,946
Telecommunication Services 13.0%
B Communications Ltd., 144A, 7.375%, 2/15/2021	270,000	292,275
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	305,000	308,968
Series T, 5.8%, 3/15/2022	380,000	365,598
Series S, 6.45%, 6/15/2021	445,000	450,838
Series W, 6.75%, 12/1/2023 (a)	500,000	486,250
Series Y, 7.5%, 4/1/2024 (b)	385,000	385,962
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (a)	115,000	118,163
144A, 5.0%, 6/15/2021 (a)	260,000	261,950
CyrusOne LP, 6.375%, 11/15/2022	310,000	321,625
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022	265,000	206,011
144A, 8.25%, 9/30/2020	960,000	823,200
Digicel Ltd.:
144A, 6.75%, 3/1/2023	390,000	344,175
144A, 7.0%, 2/15/2020	200,000	182,500
Frontier Communications Corp.:
6.25%, 9/15/2021	140,000	129,415
7.125%, 1/15/2023	605,000	535,425
144A, 10.5%, 9/15/2022 (a)	615,000	630,375
144A, 11.0%, 9/15/2025	430,000	432,150
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	230,000	256,450
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023	235,000	141,588
144A, 8.0%, 2/15/2024 (a)	452,000	465,560
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026	175,000	176,312
5.375%, 8/15/2022	675,000	685,469
144A, 5.375%, 1/15/2024	165,000	167,063
5.375%, 5/1/2025 (a)	200,000	202,500
6.125%, 1/15/2021	165,000	172,838
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020	370,000	352,425
Plantronics, Inc., 144A, 5.5%, 5/31/2023	95,000	93,338
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020 (a)	245,000	245,000
Sprint Corp., 7.125%, 6/15/2024	1,345,000	998,662
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024 (b)	759,000	768,487
6.125%, 1/15/2022	110,000	113,575
6.375%, 3/1/2025	497,000	508,804
6.5%, 1/15/2026	15,000	15,581
6.625%, 11/15/2020 (a)	705,000	727,912
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020	195,000	196,950
Zayo Group LLC:
6.0%, 4/1/2023	440,000	439,173
6.375%, 5/15/2025 (a)	240,000	234,600
144A, 6.375%, 5/15/2025 (b)	146,000	142,730
		13,379,897
Utilities 2.6%
Calpine Corp.:
5.375%, 1/15/2023 (a)	240,000	232,651
5.75%, 1/15/2025 (a)	240,000	230,400
Dynegy, Inc.:
7.375%, 11/1/2022 (a)	235,000	217,375
7.625%, 11/1/2024	425,000	385,687
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *	550,000	401,500
NGL Energy Partners LP, 5.125%, 7/15/2019 (a)	190,000	114,950
NRG Energy, Inc.:
6.25%, 7/15/2022	105,000	97,650
6.25%, 5/1/2024 (a)	770,000	706,475
7.875%, 5/15/2021	215,000	214,194
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019	95,000	82,413
		2,683,295
Total Corporate Bonds (Cost $91,615,469)		88,946,320
Government & Agency Obligation 1.1%
U.S. Treasury Obligation
U.S. Treasury Note, 1.0%, 8/31/2016 (c) (d) (Cost $1,102,329)	1,100,000	1,102,707
Loan Participations and Assignments 0.5%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *	700,000	0
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020	497,436	496,277
Total Loan Participations and Assignments (Cost $1,194,902)		496,277
Convertible Bonds 1.6%
Energy 0.0%
Chesapeake Energy Corp., 2.25%, 12/15/2038	50,000	20,000
Materials 1.6%
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018	1,347,742	1,336,556
Total Convertible Bonds (Cost $1,343,978)		1,356,556
Preferred Security 0.9%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $788,426)	1,135,000	885,300
	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (e)	15	17,812
Industrials 0.0%
Congoleum Corp.*	24,000	0
Quad Graphics, Inc.	224	2,899
		2,899
Materials 0.1%
GEO Specialty Chemicals, Inc.*	144,027	54,730
GEO Specialty Chemicals, Inc. 144A*	2,206	838
		55,568
Total Common Stocks (Cost $345,503)		76,279
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $244,286)	1,100	1,569
Securities Lending Collateral 20.7%
Daily Assets Fund "Capital Shares", 0.48% (f) (g) (Cost $21,097,822)	21,097,822	21,097,822
Cash Equivalents 8.5%
Central Cash Management Fund, 0.37% (f) (Cost $8,733,902)	8,733,902	8,733,902
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $126,466,617) †	120.6	122,696,732
Other Assets and Liabilities, Net	(20.6)	(20,996,177)
Net Assets	100.0	101,700,555

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	700,000	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	550,000	USD	343,588	401,500
					1,043,588	401,500

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
†	The cost for federal income tax purposes was $126,466,617. At March 31, 2016, net unrealized depreciation for all securities based on tax cost was $3,769,885. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,864,262 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,634,147.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $19,780,710, which is 19.4% of net assets.
(b)	When-issued security.
(c)	At March 31, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(d)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	53,353	17,812	0.02

(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At March 31, 2016, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($)	Fixed Cash Flows Received	Underlying Reference Obligation	Value ($)		Unrealized Appreciation ($)

6/20/2020	5,940,000	5.0%	Markit CDX North America High Yield Index	316,942		34,458
Bilateral Swaps
Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)

12/20/2019	630,000[1]	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	(10,164)	31,563	(41,727)
3/20/2019	3,000,000[2]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B	(351,966)	184,699	(536,665)
Total unrealized depreciation					(578,392)

(h)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Morgan Stanley
2	Goldman Sachs & Co.

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$88,946,320	$—	$88,946,320
Government & Agency Obligation	—	1,102,707	—	1,102,707
Loan Participations and Assignments	—	496,277	0	496,277
Convertible Bonds	—	20,000	1,336,556	1,356,556
Preferred Security	—	885,300	—	885,300
Common Stocks (j)	2,899	—	73,380	76,279
Warrant	—	—	1,569	1,569
Short-Term Investments (j)	29,831,724	—	—	29,831,724
Derivatives (k)
Credit Default Swap Contracts	$—	$34,458	$—	$34,458
Total	$29,834,623	$91,485,062	$1,411,505	$122,731,190
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Credit Default Swap Contracts	$—	$(578,392)	$—	$(578,392)
Total	$—	$(578,392)	$—	$(578,392)

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participation and Assignments	Convertible Bond	Common Stocks	Warrants	Total
Balance as of December 31, 2015	$0	$1,551,885	$93,597	$1,879	$1,647,361
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	(242,191)	(20,217)	(310)	(262,718)
Amortization premium/discount	—	2,057	—	—	2,057
Purchases	—	24,805	—	—	24,805
(Sales)	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of March 31, 2016	$0	$1,336,556	$73,380	$1,569	$1,411,505
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2016	$—	$(242,191)	$(20,217)	$(310)	$(262,718)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$17,812	Market Approach	EV/EBITDA Multiple	7.77
			Discount to public comparables	15%
			Discount for lack of marketability	15%
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$55,568	Market Approach	EV/EBITDA Multiple	5.59
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Warrants
Materials	$1,569	Black Scholes Option Pricing Model	Implied Volatility	22.33%
			Discount for Lack of Marketability	20%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated Price	0
Convertible Bonds
Materials	$1,336,556	Convertible Bond Methodology	EV/EBITDA Multiple	5.59
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology. A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement. Generally, there is a direct relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Credit Contracts	$ (543,934)

Investment Portfolio as of March 31, 2016 (Unaudited)

Deutsche Large Cap Value VIP

	Shares	Value ($)
Common Stocks 98.4%
Consumer Discretionary 16.0%
Hotels, Restaurants & Leisure 1.3%
Del Taco Restaurants, Inc.*	201,438	2,080,855
Yum! Brands, Inc.	14,741	1,206,551
		3,287,406
Household Durables 0.8%
Mohawk Industries, Inc.*	9,657	1,843,521
Media 8.5%
CBS Corp. "B"	58,501	3,222,820
Comcast Corp. "A"	96,264	5,879,805
Starz "A"* (a)	175,788	4,628,498
Viacom, Inc. "B"	177,888	7,343,217
		21,074,340
Multiline Retail 1.7%
Target Corp.	51,900	4,270,332
Specialty Retail 3.7%
Home Depot, Inc.	18,062	2,410,012
Signet Jewelers Ltd.	27,890	3,459,197
The Michaels Companies, Inc.*	115,001	3,216,578
		9,085,787
Consumer Staples 14.7%
Beverages 5.0%
Constellation Brands, Inc. "A"	24,967	3,772,264
Dr. Pepper Snapple Group, Inc. (a)	33,247	2,972,947
PepsiCo, Inc.	55,149	5,651,669
		12,396,880
Food Products 1.9%
McCormick & Co., Inc. (a)	38,667	3,846,593
The WhiteWave Foods Co.*	18,870	766,877
		4,613,470
Household Products 5.7%
Colgate-Palmolive Co.	88,482	6,251,253
Kimberly-Clark Corp.	29,374	3,951,097
Spectrum Brands Holdings, Inc.	34,600	3,781,088
		13,983,438
Tobacco 2.1%
Reynolds American, Inc.	105,445	5,304,938
Energy 9.5%
Oil, Gas & Consumable Fuels
Chevron Corp.	32,088	3,061,195
EOG Resources, Inc.	23,602	1,713,033
Exxon Mobil Corp.	88,538	7,400,892
Pioneer Natural Resources Co.	10,010	1,408,807
Tesoro Corp.	57,210	4,920,632
Valero Energy Corp.	78,510	5,035,632
		23,540,191
Financials 16.1%
Banks 1.6%
Bank of America Corp.	73,569	994,653
Citigroup, Inc.	25,830	1,078,402
JPMorgan Chase & Co.	32,945	1,951,003
		4,024,058
Capital Markets 4.3%
Affiliated Managers Group, Inc.*	18,658	3,030,059
Charles Schwab Corp.	56,702	1,588,790
The Goldman Sachs Group, Inc.	37,715	5,920,501
		10,539,350
Insurance 4.6%
Allstate Corp.	71,239	4,799,372
Hartford Financial Services Group, Inc.	111,917	5,157,135
XL Group PLC	34,206	1,258,781
		11,215,288
Real Estate Investment Trusts 5.6%
AvalonBay Communities, Inc. (REIT)	26,362	5,014,052
Equity Residential (REIT)	13,288	996,999
Prologis, Inc. (REIT)	100,649	4,446,673
Simon Property Group, Inc. (REIT)	16,746	3,477,977
		13,935,701
Health Care 17.5%
Biotechnology 9.6%
Alexion Pharmaceuticals, Inc.*	44,484	6,193,062
Celgene Corp.*	67,054	6,711,435
Gilead Sciences, Inc.	65,856	6,049,532
Puma Biotechnology, Inc.* (a)	98,126	2,881,961
Sarepta Therapeutics, Inc.* (a)	97,804	1,909,134
		23,745,124
Health Care Providers & Services 6.0%
Anthem, Inc.	32,641	4,536,773
Cigna Corp.	76,323	10,474,568
		15,011,341
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co.	72,868	4,654,808
Industrials 5.9%
Aerospace & Defense 4.7%
Lockheed Martin Corp.	14,689	3,253,613
Northrop Grumman Corp.	17,129	3,389,829
Raytheon Co.	41,693	5,112,813
		11,756,255
Building Products 0.5%
A.O. Smith Corp.	16,230	1,238,511
Machinery 0.7%
Wabtec Corp.	21,299	1,688,798
Information Technology 6.0%
IT Services 1.6%
CSRA, Inc.	149,881	4,031,799
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	200,600	4,248,708
Lam Research Corp. (a)	40,700	3,361,820
		7,610,528
Software 1.3%
Microsoft Corp.	58,170	3,212,729
Materials 2.4%
Chemicals
Scotts Miracle-Gro Co. "A"	81,600	5,938,032
Telecommunication Services 2.1%
Diversified Telecommunication Services
AT&T, Inc.	132,880	5,204,910
Utilities 8.2%
Electric Utilities 3.1%
NextEra Energy, Inc.	64,988	7,690,680
Multi-Utilities 5.1%
Dominion Resources, Inc.	118,797	8,924,031
WEC Energy Group, Inc.	62,866	3,776,360
		12,700,391
Total Common Stocks (Cost $237,761,491)		243,598,606
Securities Lending Collateral 3.9%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $9,751,318)	9,751,318	9,751,318
Cash Equivalents 1.7%
Central Cash Management Fund, 0.37% (b) (Cost $4,123,487)	4,123,487	4,123,487
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $251,636,296) †	104.0	257,473,411
Other Assets and Liabilities, Net	(4.0)	(9,992,632)
Net Assets	100.0	247,480,779

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $254,069,527. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $3,403,884. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,640,015 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,236,131.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $9,529,503, which is 3.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$243,598,606	$—	$—	$243,598,606
Short-Term Investments (d)	13,874,805	—	—	13,874,805
Total	$257,473,411	$—	$—	$257,473,411

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Deutsche Money Market VIP

(Effective May 2, 2016, the Fund was renamed Deutsche Government Money Market VIP)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 16.6%
Banco del Estado de Chile:
0.45%, 5/2/2016	1,500,000	1,500,000
0.57%, 4/28/2016	1,500,000	1,500,000
Bank of Nova Scotia, 0.652%, 11/23/2016	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, 0.67%, 6/30/2016	1,500,000	1,500,000
Dexia Credit Local, 0.618%, 5/4/2016	1,000,000	1,000,000
DZ Bank AG, 0.59%, 5/2/2016	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.69%, 5/2/2016	1,000,000	1,000,000
Mizuho Bank Ltd., 0.6%, 4/29/2016	3,000,000	3,000,000
Rabobank Nederland NV:
0.612%, 5/19/2016	1,000,000	1,000,000
0.618%, 4/14/2016	1,000,000	1,000,000
Royal Bank of Canada, 0.71%, 5/2/2016	1,500,000	1,500,000
Svenska Handelsbanken AB, 0.872%, 7/1/2016	800,000	800,103
Wells Fargo Bank NA:
0.585%, 6/3/2016	1,000,000	1,000,000
0.611%, 4/11/2016	1,000,000	1,000,000
0.67%, 7/1/2016	1,500,000	1,500,000
Westpac Banking Corp., 0.563%, 5/27/2016	1,000,000	1,000,000
Total Certificates of Deposit and Bank Notes (Cost $20,300,103)		20,300,103
Commercial Paper 26.4%
Issued at Discount ** 22.9%
Albion Capital LLC:
0.5%, 4/25/2016	3,134,000	3,132,955
0.571%, 4/20/2016	2,000,000	1,999,398
Collateralized Commercial Paper II Co., LLC, 0.481%, 4/6/2016	1,000,000	999,933
Consolidated Edison, Inc., 0.66%, 4/5/2016	500,000	499,963
Crown Point Capital Co., LLC, 0.701%, 5/16/2016	1,000,000	999,125
Duke Energy Corp., 0.901%, 4/5/2016	500,000	499,950
Erste Abwicklungsanstalt:
0.531%, 4/4/2016	1,500,000	1,499,934
0.591%, 4/22/2016	1,500,000	1,499,484
Hannover Funding Co., LLC, 0.55%, 4/7/2016	4,250,000	4,249,610
Kells Funding LLC, 0.601%, 4/20/2016	1,500,000	1,499,525
Regency Markets No. 1 LLC, 0.44%, 4/20/2016	2,138,000	2,137,504
Schlumberger Holdings Corp., 0.751%, 4/13/2016	4,500,000	4,498,875
Standard Chartered Bank:
0.501%, 4/5/2016	1,500,000	1,499,917
0.671%, 5/2/2016	1,500,000	1,499,135
UnitedHealth Group, Inc., 0.63%, 4/8/2016	1,500,000	1,499,816
		28,015,124
Issued at Par * 3.5%
Bank Nederlandse Gemeenten, 0.611%, 5/6/2016	1,500,000	1,500,000
Bedford Row Funding Corp., 144A, 0.638%, 4/12/2016	500,000	500,000
Commonwealth Bank of Australia, 0.551%, 4/7/2016	1,000,000	999,999
HSBC Bank PLC, 144A, 0.692%, 6/24/2016	1,250,000	1,250,000
		4,249,999
Total Commercial Paper (Cost $32,265,123)		32,265,123
Short-Term Notes 6.1%
European Investment Bank, 0.625%, 4/15/2016	5,000,000	5,000,178
GE Capital International Funding Co., 0.964%, 4/15/2016	500,000	500,080
JPMorgan Chase Bank NA, 0.781% *, 11/22/2016	2,000,000	2,000,000
Total Short-Term Notes (Cost $7,500,258)		7,500,258
Government & Agency Obligations 28.8%
U.S. Government Sponsored Agencies 11.2%
Federal Farm Credit Bank, 0.503% *, 3/22/2017	1,500,000	1,499,923
Federal Home Loan Bank:
0.371% **, 5/16/2016	1,300,000	1,299,399
0.572% **, 9/14/2016	5,000,000	4,986,858
Federal Home Loan Mortgage Corp., 0.536% **, 9/9/2016	4,612,000	4,600,965
Federal National Mortgage Association, 0.514% *, 10/21/2016	1,300,000	1,299,961
		13,687,106
U.S. Treasury Obligations 17.6%
U.S. Treasury Bills:
0.27% **, 4/21/2016	2,000,000	1,999,700
0.436% **, 7/28/2016	2,000,000	1,997,148
U.S. Treasury Floating Rate Notes:
0.37% *, 7/31/2016	5,000,000	5,000,671
0.374% *, 4/30/2017	5,000,000	4,994,490
0.377% *, 7/31/2017	2,500,000	2,497,849
0.572% *, 1/31/2018	5,000,000	5,002,727
		21,492,585
Total Government & Agency Obligations (Cost $35,179,691)		35,179,691
Municipal Bonds and Notes 8.5%
Michigan, State Finance Authority Revenue, School Loan, Series B, 0.42% ***, 9/1/2050, LOC: PNC Bank NA	1,000,000	1,000,000
Minnesota, State Housing Finance Agency Revenue, Residential Housing Finance, Series E, 0.43% ***, 7/1/2038, SPA: Well Fargo Bank NA	610,000	610,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.44% ***, 6/28/2016, LOC: Royal Bank of Canada	1,500,000	1,500,000
New York, State Housing Finance Agency, Series B, 0.45% ***, 5/15/2033, LIQ: Fannie Mae	1,800,000	1,800,000
RIB Floater Trust, Series 8UE,144A, 0.54% ***, 12/27/2016, LOC: Barclays Bank PLC	3,500,000	3,500,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.52%, 4/5/2016, LOC: Barclays Bank PLC	2,000,000	2,000,000
Total Municipal Bonds and Notes (Cost $10,410,000)		10,410,000
Repurchase Agreements 4.3%
BNP Paribas, 0.4%, dated 6/10/2015, to be repurchased at $1,505,500 on 5/5/2016 (a) (b)	1,500,000	1,500,000
JPMorgan Securities, Inc., 0.787%, dated 4/15/2015, to be repurchased at $2,520,659 on 4/27/2016 (a) (c)	2,500,000	2,500,000
JPMorgan Securities, Inc., 0.757%, dated 4/14/2015, to be repurchased at $1,259,962 on 4/27/2016 (a) (d)	1,250,000	1,250,000
Total Repurchase Agreements (Cost $5,250,000)		5,250,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $110,905,175) †	90.7	110,905,175
Other Assets and Liabilities, Net	9.3	11,404,497
Net Assets	100.0	122,309,672

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of March 31, 2016.
†	The cost for federal income tax purposes was $110,905,175.
(a)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of March 31, 2016. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(b)	Collateralized by $1,603,785 LCM XVIII LP, 2.098%, maturing on 7/15/2027 with a value of $1,545,001.
(c)	Collateralized by $2,405,000 WFRBS Commercial Mortgage Trust, 5.746%, maturing on 4/15/2045 with a value of $2,602,457.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
214,281	Associates Manufactured Housing Associates Pass Through Certificates	7.15	3/15/2028	251,648
492,473	South Carolina Student Loan Corp.	1.933	1/25/2036	452,055
555,000	WFRBS Commercial Mortgage Trust	5.746	4/15/2045	600,567
Total Collateral Value				1,304,270

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$105,655,175	$—	$105,655,175
Repurchase Agreements	—	5,250,000	—	5,250,000
Total	$—	$110,905,175	$—	$110,905,175

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                       as of March 31, 2016 (Unaudited)

Deutsche Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 96.9%
Consumer Discretionary 21.9%
Auto Components 2.9%
Gentherm, Inc.*	38,010	1,580,836
Tenneco, Inc.*	34,382	1,771,017
		3,351,853
Hotels, Restaurants & Leisure 4.1%
Fogo De Chao, Inc.* (a)	37,723	588,856
Jack in the Box, Inc.	24,652	1,574,523
La Quinta Holdings, Inc.*	59,849	748,113
Panera Bread Co. "A"* (a)	9,068	1,857,398
		4,768,890
Household Durables 2.7%
iRobot Corp.* (a)	40,693	1,436,463
Jarden Corp.*	29,465	1,736,962
		3,173,425
Leisure Products 1.2%
Polaris Industries, Inc. (a)	14,619	1,439,679
Media 1.2%
Cinemark Holdings, Inc.	39,218	1,405,181
Specialty Retail 7.3%
Burlington Stores, Inc.*	21,500	1,209,160
DSW, Inc. "A"	30,768	850,427
Outerwall, Inc. (a)	18,231	674,365
Penske Automotive Group, Inc.	29,544	1,119,718
The Children's Place, Inc.	18,041	1,505,882
Ulta Salon, Cosmetics & Fragrance, Inc.*	10,869	2,105,760
Urban Outfitters, Inc.*	30,305	1,002,792
		8,468,104
Textiles, Apparel & Luxury Goods 2.5%
Carter's, Inc.	12,586	1,326,313
Hanesbrands, Inc.	54,194	1,535,858
		2,862,171
Consumer Staples 4.7%
Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	16,482	1,867,741
United Natural Foods, Inc.*	13,064	526,479
		2,394,220
Food Products 2.7%
Hain Celestial Group, Inc.*	32,043	1,310,879
The WhiteWave Foods Co.*	44,530	1,809,699
		3,120,578
Energy 1.9%
Energy Equipment & Services 1.0%
Core Laboratories NV (a)	6,074	682,778
Dril-Quip, Inc.*	7,384	447,175
		1,129,953
Oil, Gas & Consumable Fuels 0.9%
Diamondback Energy, Inc.* (a)	9,620	742,472
Gulfport Energy Corp.*	11,794	334,242
		1,076,714
Financials 7.3%
Banks 4.6%
FCB Financial Holdings, Inc. "A"* (a)	30,740	1,022,412
Pinnacle Financial Partners, Inc.	19,973	979,875
Signature Bank*	9,564	1,301,852
South State Corp. (a)	11,683	750,399
SVB Financial Group*	6,741	687,919
Talmer Bancorp., Inc. "A"	34,684	627,434
		5,369,891
Capital Markets 1.8%
Lazard Ltd. "A"	17,774	689,631
Moelis & Co. "A"	22,802	643,701
Oaktree Capital Group LLC (a)	14,942	737,089
		2,070,421
Real Estate Investment Trusts 0.9%
Urban Edge Properties (REIT)	40,000	1,033,600
Health Care 20.0%
Biotechnology 5.2%
ACADIA Pharmaceuticals, Inc.* (a)	18,527	518,015
Alkermes PLC*	12,714	434,692
Ligand Pharmaceuticals, Inc.* (a)	20,082	2,150,581
NantKwest, Inc.* (a)	25,228	207,374
Neurocrine Biosciences, Inc.*	14,801	585,380
Retrophin, Inc.*	70,825	967,469
Spectrum Pharmaceuticals, Inc.* (a)	180,970	1,150,969
		6,014,480
Health Care Equipment & Supplies 2.3%
Orthofix International NV*	18,999	788,839
Zeltiq Aesthetics, Inc.*	70,376	1,911,412
		2,700,251
Health Care Providers & Services 6.8%
Centene Corp.*	29,512	1,817,054
Kindred Healthcare, Inc.	123,458	1,524,706
Molina Healthcare, Inc.* (a)	28,705	1,851,185
Providence Service Corp.*	52,452	2,678,724
		7,871,669
Life Sciences Tools & Services 1.2%
PAREXEL International Corp.*	22,553	1,414,750
Pharmaceuticals 4.5%
Flamel Technologies SA (ADR)*	211,276	2,332,487
Medicines Co.* (a)	36,131	1,147,882
Orexigen Therapeutics, Inc.*	216,200	121,656
Pacira Pharmaceuticals, Inc.*	30,483	1,614,989
		5,217,014
Industrials 17.2%
Aerospace & Defense 1.4%
DigitalGlobe, Inc.*	37,813	654,165
HEICO Corp. (a)	16,722	1,005,494
		1,659,659
Airlines 0.9%
JetBlue Airways Corp.*	50,073	1,057,542
Building Products 2.5%
A.O. Smith Corp.	13,141	1,002,789
Fortune Brands Home & Security, Inc.	33,943	1,902,166
		2,904,955
Construction & Engineering 1.6%
Primoris Services Corp.	74,542	1,811,371
Electrical Equipment 3.7%
Acuity Brands, Inc.	10,053	2,192,961
AZZ, Inc.	26,822	1,518,125
Thermon Group Holdings, Inc.*	35,135	616,971
		4,328,057
Machinery 5.8%
Altra Industrial Motion Corp. (a)	12,541	348,389
IDEX Corp.	12,700	1,052,576
Middleby Corp.*	19,960	2,131,129
WABCO Holdings, Inc.*	21,222	2,269,056
Watts Water Technologies, Inc. "A"	16,195	892,831
		6,693,981
Professional Services 1.3%
On Assignment, Inc.*	42,644	1,574,416
Information Technology 18.2%
Communications Equipment 0.6%
Palo Alto Networks, Inc.* (a)	4,148	676,705
Electronic Equipment, Instruments & Components 4.3%
Cognex Corp.	44,216	1,722,213
IPG Photonics Corp.* (a)	20,128	1,933,899
VeriFone Systems, Inc.*	49,538	1,398,953
		5,055,065
Internet Software & Services 2.7%
CoStar Group, Inc.* (a)	7,327	1,378,722
LogMeIn, Inc.*	14,000	706,440
WebMD Health Corp.* (a)	16,245	1,017,424
		3,102,586
IT Services 6.0%
Broadridge Financial Solutions, Inc.	23,570	1,397,937
Cardtronics, Inc.* (a)	54,408	1,958,144
MAXIMUS, Inc.	31,434	1,654,686
WEX, Inc.*	9,098	758,409
WNS Holdings Ltd. (ADR)*	38,528	1,180,498
		6,949,674
Semiconductors & Semiconductor Equipment 1.2%
Advanced Energy Industries, Inc.*	41,993	1,460,936
Software 3.4%
Aspen Technology, Inc.*	34,583	1,249,484
Tyler Technologies, Inc.*	14,692	1,889,538
Ultimate Software Group, Inc.*	4,343	840,370
		3,979,392
Materials 5.4%
Chemicals 2.9%
A. Schulman, Inc.	40,815	1,110,984
Huntsman Corp.	72,512	964,410
Minerals Technologies, Inc.	22,978	1,306,299
		3,381,693
Construction Materials 1.2%
Eagle Materials, Inc.	19,356	1,357,049
Containers & Packaging 1.3%
Berry Plastics Group, Inc.*	41,148	1,487,500
Telecommunication Services 0.3%
Diversified Telecommunication Services
SBA Communications Corp. "A"*	3,455	346,087
Total Common Stocks (Cost $87,380,794)		112,709,512
Convertible Preferred Stock 0.3%
Health Care
Providence Service Corp., 5.5% (Cost $283,300)	2,833	362,791
Securities Lending Collateral 16.6%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $19,325,146)	19,325,146	19,325,146
Cash Equivalents 2.3%
Central Cash Management Fund, 0.37% (b) (Cost $2,683,681)	2,683,681	2,683,681
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $109,672,921) †	116.1	135,081,130

Other Assets and Liabilities, Net	(16.1)	(18,747,684)
Net Assets	100.0	116,333,446

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $110,465,868. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $24,615,262. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,842,767 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,227,505.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $19,166,357, which is 16.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$112,709,512	$—	$—	$112,709,512
Convertible Preferred Stock	—	—	362,791	362,791
Short-Term Investments (d)	22,008,827	—	—	22,008,827
Total	$134,718,339	$—	$362,791	$135,081,130

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                       as of March 31, 2016 (Unaudited)

Deutsche Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 93.8%
Consumer Discretionary 7.9%
Auto Components 2.4%
Visteon Corp.	48,870	3,889,563
Specialty Retail 3.4%
CST Brands, Inc.	83,819	3,209,430
Ross Stores, Inc.	40,025	2,317,447
		5,526,877
Textiles, Apparel & Luxury Goods 2.1%
Hanesbrands, Inc.	118,874	3,368,889
Consumer Staples 2.4%
Food Products
ConAgra Foods, Inc.	88,722	3,958,776
Energy 5.3%
Energy Equipment & Services 1.1%
Superior Energy Services, Inc.	133,734	1,790,698
Oil, Gas & Consumable Fuels 4.2%
Cimarex Energy Co.	28,351	2,757,702
Matador Resources Co.* (a)	102,122	1,936,233
QEP Resources, Inc.	150,981	2,130,342
		6,824,277
Financials 23.8%
Banks 9.0%
Capital Bank Financial Corp. "A" (a)	113,350	3,496,848
Great Western Bancorp., Inc.	125,063	3,410,468
KeyCorp	289,871	3,200,176
OFG Bancorp.	307,463	2,149,166
Sterling Bancorp.	148,002	2,357,672
		14,614,330
Capital Markets 2.0%
Lazard Ltd. "A"	85,545	3,319,146
Consumer Finance 2.7%
Synchrony Financial*	152,355	4,366,494
Insurance 5.1%
CNO Financial Group, Inc.	243,413	4,361,961
Reinsurance Group of America, Inc.	40,388	3,887,345
		8,249,306
Real Estate Investment Trusts 2.6%
Weyerhaeuser Co. (REIT)	133,980	4,150,700
Thrifts & Mortgage Finance 2.4%
Walker & Dunlop, Inc.*	161,782	3,926,449
Health Care 3.3%
Health Care Providers & Services 1.8%
HealthSouth Corp.	77,121	2,902,063
Life Sciences Tools & Services 1.5%
PerkinElmer, Inc.	49,343	2,440,505
Industrials 23.5%
Aerospace & Defense 2.3%
BWX Technologies, Inc.	62,690	2,103,877
Curtiss-Wright Corp.	22,139	1,675,258
		3,779,135
Air Freight & Logistics 1.3%
Forward Air Corp.	45,860	2,078,375
Commercial Services & Supplies 5.7%
Covanta Holding Corp. (a)	202,725	3,417,943
Pitney Bowes, Inc.	192,791	4,152,718
The Brink's Co.	50,474	1,695,422
		9,266,083
Electrical Equipment 2.7%
Babcock & Wilcox Enterprises, Inc.*	207,898	4,449,017
Machinery 6.4%
ITT Corp.	76,073	2,806,333
Stanley Black & Decker, Inc.	43,314	4,557,066
Xylem, Inc.	72,254	2,955,189
		10,318,588
Marine 1.1%
Kirby Corp.*	28,551	1,721,340
Professional Services 0.9%
FTI Consulting, Inc.*	42,373	1,504,665
Trading Companies & Distributors 3.1%
AerCap Holdings NV*	130,200	5,046,552
Information Technology 20.1%
Communications Equipment 2.8%
Harris Corp.	58,768	4,575,676
Electronic Equipment, Instruments & Components 10.5%
Belden, Inc.	60,516	3,714,472
Dolby Laboratories, Inc. "A"	119,257	5,182,909
Rogers Corp.*	65,265	3,907,416
VeriFone Systems, Inc.*	59,400	1,677,456
Zebra Technologies Corp. "A"*	38,018	2,623,242
		17,105,495
IT Services 4.3%
Convergys Corp.	120,792	3,354,394
NeuStar, Inc. "A"* (a)	145,421	3,577,356
		6,931,750
Software 2.5%
ACI Worldwide, Inc.* (a)	81,145	1,687,005
Verint Systems, Inc.*	69,132	2,307,626
		3,994,631
Materials 7.5%
Chemicals 3.4%
Celanese Corp. "A"	58,768	3,849,304
H.B. Fuller Co.	39,279	1,667,393
		5,516,697
Containers & Packaging 2.2%
Sealed Air Corp.	75,932	3,645,496
Metals & Mining 1.9%
Materion Corp.	115,673	3,063,021
Total Common Stocks (Cost $140,586,205)		152,324,594
Securities Lending Collateral 6.3%
Daily Assets Fund "Capital Shares", 0.48% (b) (c) (Cost $10,152,520)	10,152,520	10,152,520
Cash Equivalents 5.8%
Central Cash Management Fund, 0.37% (b) (Cost $9,438,885)	9,438,885	9,438,885
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $160,177,610) †	105.9	171,915,999
Other Assets and Liabilities, Net	(5.9)	(9,510,679)
Net Assets	100.0	162,405,320

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $160,113,802. At March 31, 2016, net unrealized appreciation for all securities based on tax cost was $11,802,197. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,118,745 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,316,548.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $9,885,211, which is 6.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$152,324,594	$—	$—	$152,324,594
Short-Term Investments (d)	19,591,405	—	—	19,591,405
Total	$171,915,999	$—	$—	$171,915,999

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                       as of March 31, 2016 (Unaudited)

Deutsche Unconstrained Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 16.8%
Consumer Discretionary 1.2%
21st Century Fox America, Inc.:
3.7%, 10/15/2025		10,000	10,471
4.95%, 10/15/2045		10,000	10,691
CCO Safari II LLC:
144A, 3.579%, 7/23/2020		20,000	20,437
144A, 4.908%, 7/23/2025		10,000	10,548
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		15,368	15,829
CVS Health Corp., 5.125%, 7/20/2045		30,000	34,744
Discovery Communications LLC, 4.875%, 4/1/2043		10,000	8,790
General Motors Co., 6.6%, 4/1/2036		15,000	16,506
General Motors Financial Co., Inc.:
3.2%, 7/13/2020		50,000	49,888
5.25%, 3/1/2026		20,000	20,919
Newell Rubbermaid, Inc.:
4.2%, 4/1/2026		10,000	10,460
5.5%, 4/1/2046 (b)		10,000	10,864
The Gap, Inc., 5.95%, 4/12/2021		80,000	86,675
Time Warner Cable, Inc., 7.3%, 7/1/2038		20,000	23,460
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		20,000	19,876
			350,158
Consumer Staples 1.6%
Altria Group, Inc., 9.95%, 11/10/2038		50,000	87,929
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		30,000	33,527
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	88,187
Kellogg Co., 3.25%, 4/1/2026		15,000	15,368
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		200,000	208,000
PepsiCo, Inc.:
2.85%, 2/24/2026		5,000	5,130
4.45%, 4/14/2046		10,000	11,150
Reynolds American, Inc., 5.85%, 8/15/2045		20,000	24,423
			473,714
Energy 1.3%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021		10,000	10,106
5.55%, 3/15/2026 (b)		10,000	10,088
6.6%, 3/15/2046 (b)		10,000	10,209
ConocoPhillips Co.:
4.2%, 3/15/2021		10,000	10,443
4.95%, 3/15/2026		15,000	15,659
5.95%, 3/15/2046		5,000	5,379
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		200,000	198,750
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		10,000	6,871
Ensco PLC:
4.7%, 3/15/2021		20,000	13,957
5.75%, 10/1/2044		10,000	4,950
Exxon Mobil Corp., 4.114%, 3/1/2046		20,000	21,206
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041		10,000	9,480
Noble Holding International Ltd., 5.0%, 3/16/2018		10,000	9,289
Rowan Companies, Inc., 5.85%, 1/15/2044		10,000	5,829
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		20,000	16,498
Williams Partners LP, 4.0%, 11/15/2021		40,000	34,753
			383,467
Financials 7.2%
Abbey National Treasury Services PLC, 2.5%, 3/14/2019		30,000	30,286
American International Group, Inc., 3.3%, 3/1/2021		15,000	15,336
American Tower Corp., (REIT), 3.3%, 2/15/2021		10,000	10,171
Apollo Investment Corp., 5.25%, 3/3/2025		30,000	29,949
Ares Capital Corp., 3.875%, 1/15/2020		50,000	51,234
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	202,000
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		120,000	126,507
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		25,000	25,496
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		10,000	10,144
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		20,000	18,206
(REIT), 5.25%, 12/1/2023		40,000	37,991
Citigroup, Inc., 1.136% **, 5/1/2017		110,000	109,848
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	258,750
Crown Castle International Corp., (REIT), 3.4%, 2/15/2021		15,000	15,224
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		30,000	29,321
FS Investment Corp., 4.75%, 5/15/2022		40,000	39,620
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		30,000	30,680
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		40,000	41,580
Jefferies Group LLC, 5.125%, 4/13/2018		40,000	41,477
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		20,000	19,593
Legg Mason, Inc., 5.625%, 1/15/2044		20,000	19,635
Loews Corp., 4.125%, 5/15/2043		20,000	19,052
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		110,000	121,248
Manulife Financial Corp.:
4.9%, 9/17/2020		20,000	21,770
5.375%, 3/4/2046		25,000	26,006
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	9,226
Morgan Stanley, Series F, 5.625%, 9/23/2019		120,000	133,532
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		20,000	20,551
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		45,000	46,800
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		30,000	30,555
Realty Income Corp., (REIT), 2.0%, 1/31/2018		30,000	30,114
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		120,000	119,762
Santander Holdings U.S.A., Inc., 4.5%, 7/17/2025		110,000	113,084
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		40,000	40,243
Select Income REIT, (REIT), 4.15%, 2/1/2022		30,000	29,766
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026		30,000	30,923
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		20,000	19,708
The Goldman Sachs Group, Inc.:
1.26% **, 6/4/2017		110,000	109,872
3.75%, 2/25/2026		10,000	10,256
Trinity Acquisition PLC, 3.5%, 9/15/2021		10,000	10,173
			2,105,689
Health Care 1.0%
AbbVie, Inc.:
3.6%, 5/14/2025		20,000	20,994
4.7%, 5/14/2045		30,000	31,901
Actavis Funding SCS, 4.75%, 3/15/2045		20,000	21,034
Actavis, Inc., 3.25%, 10/1/2022		40,000	41,005
Anthem, Inc., 3.3%, 1/15/2023		20,000	20,220
Celgene Corp., 3.875%, 8/15/2025		40,000	42,038
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		40,000	44,103
Johnson & Johnson, 3.7%, 3/1/2046		10,000	10,499
Stryker Corp.:
3.375%, 11/1/2025		20,000	20,514
3.5%, 3/15/2026 (b)		5,000	5,182
4.625%, 3/15/2046		10,000	10,679
UnitedHealth Group, Inc., 3.75%, 7/15/2025		20,000	21,550
			289,719
Industrials 0.2%
FedEx Corp., 4.55%, 4/1/2046		15,000	15,416
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		20,000	19,426
Ply Gem Industries, Inc., 6.5%, 2/1/2022		20,000	19,600
			54,442
Information Technology 0.5%
Apple, Inc.:
3.25%, 2/23/2026		20,000	20,881
3.45%, 2/9/2045		10,000	9,031
eBay, Inc., 3.8%, 3/9/2022		16,000	16,472
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		30,000	31,006
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020 (b)		20,000	20,797
144A, 4.9%, 10/15/2025		30,000	30,875
KLA-Tencor Corp., 4.65%, 11/1/2024		10,000	10,080
Seagate HDD Cayman, 5.75%, 12/1/2034		30,000	21,311
			160,453
Materials 1.1%
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	205,750
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		10,000	8,305
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		20,000	19,491
Yamana Gold, Inc., 4.95%, 7/15/2024		120,000	101,400
			334,946
Telecommunication Services 1.8%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	2,000,000	112,310
AT&T, Inc.:
3.4%, 5/15/2025		80,000	80,188
3.8%, 3/15/2022		10,000	10,538
4.125%, 2/17/2026		25,000	26,402
4.35%, 6/15/2045		20,000	18,322
5.65%, 2/15/2047		20,000	22,074
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		200,000	196,000
Verizon Communications, Inc.:
3.5%, 11/1/2024		30,000	31,476
4.672%, 3/15/2055		30,000	28,800
			526,110
Utilities 0.9%
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	185,346
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		100,000	73,000
			258,346
Total Corporate Bonds (Cost $4,940,996)			4,937,044
Mortgage-Backed Securities Pass-Throughs 11.4%
Federal National Mortgage Association:
3.0%, 12/1/2042 (c)		1,000,000	1,025,781
3.5%, 3/1/2046		746,270	771,412
Government National Mortgage Association, 3.0%, 8/1/2043 (c)		1,500,000	1,553,818
Total Mortgage-Backed Securities Pass-Throughs (Cost $3,337,582)			3,351,011
Asset-Backed 1.8%
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		35,695	35,589
Miscellaneous 1.7%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.965% **, 1/17/2024		250,000	229,639
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		89,388	91,476
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		184,613	180,863
			501,978
Total Asset-Backed (Cost $554,984)			537,567
Commercial Mortgage-Backed Securities 3.1%
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		110,000	117,870
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		502,681	494,094
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		170,000	174,807
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	131,634
Total Commercial Mortgage-Backed Securities (Cost $923,650)			918,405
Collateralized Mortgage Obligations 16.1%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.945% **, 2/25/2034		73,457	69,584
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.134% **, 12/25/2035		95,592	96,269
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		54,481	53,972
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.585%, 9/25/2028		188,889	189,097
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		801,014	50,905
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		5,379	21
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		286,294	22,767
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		658,986	134,133
"DZ", Series 4253, 4.75%, 9/15/2043		1,112,298	1,291,820
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		58,866	3,950
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		94,334	5,973
"SP", Series 4047, Interest Only, 6.214% ***, 12/15/2037		363,545	43,966
"JS", Series 3572, Interest Only, 6.364% ***, 9/15/2039		435,659	66,178
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		157,829	26,271
"KZ", Series 2010-134, 4.5%, 12/25/2040		217,317	234,267
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		49,395	979
"PI", Series 2006-20, Interest Only, 6.247% ***, 11/25/2030		302,711	45,243
"SI", Series 2007-23, Interest Only, 6.337% ***, 3/25/2037		201,435	35,664
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2015-DN1, 4.586% **, 1/25/2025		750,000	754,124
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		1,772,615	213,519
"GC", Series 2010-101, 4.0%, 8/20/2040		200,000	224,307
"ME", Series 2014-4, 4.0%, 1/16/2044		400,000	448,475
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		249,797	26,926
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		433,229	65,286
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		72,608	10,251
"PZ", Series 2010-106, 4.75%, 8/20/2040		181,068	196,662
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		222,466	38,070
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		226,905	37,069
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		214,112	34,285
"AI", Series 2007-38, Interest Only, 6.019% ***, 6/16/2037		59,682	9,526
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.948% **, 4/25/2036		218,622	198,211
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.77% **, 10/25/2033		51,169	50,662
Wells Fargo Mortgage-Backed Securities Trust, "2A3",Series 2004-EE, 2.75% **, 12/25/2034		73,021	71,931
Total Collateralized Mortgage Obligations (Cost $4,703,611)			4,750,363
Government & Agency Obligations 17.4%
Other Government Related (d) 0.7%
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	199,000
Sovereign Bonds 4.7%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	106,250
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	105,715
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	132
Republic of El Salvador:
144A, 6.375%, 1/18/2027		75,000	64,875
144A, 7.65%, 6/15/2035		100,000	87,500
Republic of Hungary:
4.0%, 3/25/2019		200,000	207,500
Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	48,558
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	209,268
144A, 5.5%, 10/26/2022		100,000	113,107
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	1,100,000	73,707
Series R186, 10.5%, 12/21/2026	ZAR	2,700,000	199,813
Series R186, 10.5%, 12/21/2026	ZAR	1,900,000	140,609
Republic of Uruguay, 5.1%, 6/18/2050		40,000	37,200
			1,394,234
U.S. Treasury Obligations 12.0%
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/2025		799,192	816,643
U.S. Treasury Notes:
1.0%, 8/31/2016 (e)		1,630,000	1,634,011
1.0%, 9/30/2016		500,000	501,406
1.125%, 2/28/2021		36,000	35,852
1.5%, 5/31/2019		232,600	236,762
1.625%, 12/31/2019		109,000	111,308
1.625%, 2/15/2026		202,000	199,065
			3,535,047
Total Government & Agency Obligations (Cost $5,202,398)			5,128,281
Loan Participations and Assignments 4.8%
Senior Loans ***
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		103,163	95,443
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		58,493	58,434
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		193,538	191,481
CSC Holdings, Inc., Term Loan B, 2.933%, 4/17/2020		93,938	94,009
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		68,775	69,076
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		110,000	110,527
Level 3 Financing, Inc., Term Loan B2, 3.5%, 5/31/2022		60,000	59,963
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020		53,488	51,824
Term Loan B2, 5.5%, 6/7/2020		29,699	28,781
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		252,104	204,835
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		115,739	114,791
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		87,750	86,800
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.25%, 2/13/2019		137,133	130,173
Term Loan B, 5.5%, 12/11/2019		115,706	109,631
Total Loan Participations and Assignments (Cost $1,478,790)			1,405,768
Convertible Bond 0.4%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $122,711)		124,799	123,763
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $61,775)		95,000	74,100
		Shares	Value ($)
Common Stocks 1.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (f)		1	1,761
Financials 1.1%
Two Harbors Investment Corp. (REIT)		39,286	311,931
Industrials 0.0%
Congoleum Corp.*		2,500	0
Quad Graphics, Inc.		24	311
			311
Materials 0.0%
GEO Specialty Chemicals, Inc.*		13,196	5,014
Total Common Stocks (Cost $356,388)			319,017
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $17,432)		85	121
		Principal Amount ($)(a)	Value ($)
Short-Term U.S. Treasury Obligations 3.0%
U.S. Treasury Bills:
0.345% ****, 8/11/2016 (g)		366,000	365,576
0.42% ****, 6/2/2016 (g)		501,000	500,865
Total Short-Term U.S. Treasury Obligations (Cost $866,175)			866,441
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1]		1,300,000	0
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		1,500,000	139
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]		1,400,000	93
Total Call Options Purchased (Cost $191,320)			232
Put Options Purchased 0.5%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		1,500,000	73,405
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]		1,400,000	80,961
Total Put Options Purchased (Cost $98,573)			154,366
		Shares	Value ($)
Securities Lending Collateral 0.2%
Daily Assets Fund "Capital Shares", 0.48% (h) (i) (Cost $54,259)		54,259	54,259
Cash Equivalents 31.3%
Central Cash Management Fund, 0.37% (h) (Cost $9,219,833)		9,219,833	9,219,833
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $32,130,477) †		108.2	31,840,571
Other Assets and Liabilities, Net		(8.2)	(2,422,453)
Net Assets		100.0	29,418,118

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	100,000	62,011	73,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
***	These securities are shown at their current rate as of March 31, 2016.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $32,136,866. At March 31, 2016, net unrealized depreciation for all securities based on tax cost was $296,295. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $470,203 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $766,498.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2016 amounted to $52,993, which is 0.2% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	5,273	1,761.01

(g)	At March 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2016 is 0.63%.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At March 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S Treasury Note	USD	6/21/2016	73	9,518,516	(11,546)
Ultra Long U.S. Treasury Bond	USD	6/21/2016	26	4,485,813	(18,335)
Total unrealized depreciation					(29,881)

At March 31, 2016, open written options contracts were as follows:

28,800

50,400

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[2]	2/1/2017	50,400	(816)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[3]	2/1/2017	50,631	(588)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	1,300,000[1]	4/20/2016	46,345	(0)
Total Call Options				147,376	(1,404)
Put Options
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	1,500,000[1]	8/11/2016		(38,528)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	1,500,000[4]	7/11/2016	28,200	(62,699)
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[2]	2/1/2017		(90,613)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[3]	2/1/2017	50,631	(98,741)
Total Put Options				158,031	(290,581)
Total				305,407	(291,985)

(j)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2016 was $13,422.

At March 31, 2016, open credit default swap contracts purchased were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Currency	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2020	200,000[5]	EUR	1.0%	Santander International Debt SAU, 4.0%, 3/27/2017, A-	2,431	4,352	(1,921)
12/20/2020	200,000[2]	EUR	1.0%	Standard Chartered Bank, 0.525%, 9/4/2017, AA-	4,807	4,447	360
12/20/2020	200,000[2]	EUR	1.0%	UniCredit SpA, 0.808%, 4/10/2017, BBB-	6,892	3,398	3,494
12/20/2020	500,000[6]	EUR	1.0%	Markit iTraxx Europe Senior Financial Index	(4,864)	(5,593)	729
Total net unrealized appreciation						2,662

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

3/16/2016 3/16/2017	1,000,000	Floating — 3-Month LIBOR	Fixed — 1.0%	2,590	1,858
12/16/2015 9/18/2017	3,600,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(52,720)	(55,097)
12/16/2015 9/16/2020	2,000,000	Floating — 3-Month LIBOR	Fixed — 2.214%	106,112	106,944
3/16/2016 3/16/2025	4,100,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(240,985)	(224,525)
12/16/2015 9/16/2025	3,000,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(297,209)	(281,549)
12/16/2015 9/17/2035	200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(32,302)	(28,361)
12/16/2015 9/18/2045	500,000	Floating — 3-Month LIBOR	Fixed — 2.998%	101,111	85,150
Total net unrealized depreciation				(395,580)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Barclays Bank PLC
6	Goldman Sachs & Co.

As of March 31, 2016, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	214,909	BRL	800,000	6/16/2016	2,889	Nomura International PLC
USD	211,985	BRL	800,000	6/29/2016	5,014	Nomura International PLC
Total unrealized appreciation					7,903
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	2,042,900	USD	111,169	5/3/2016	(6,714)	BNP Paribas
ZAR	5,320,000	USD	322,857	5/3/2016	(35,135)	Citigroup, Inc.
BRL	800,000	USD	195,122	5/4/2016	(25,289)	Macquarie Bank Ltd.
BRL	800,000	USD	201,511	5/10/2016	(18,524)	Nomura International PLC
PHP	7,600,000	USD	160,677	6/6/2016	(3,774)	BNP Paribas
TWD	10,100,000	USD	307,458	6/8/2016	(6,591)	Nomura International PLC
BRL	800,000	USD	216,920	6/16/2016	(879)	Nomura International PLC
Total unrealized depreciation					(96,906)

Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (l)
Corporate Bonds	$—	$4,937,044	$—	$4,937,044
Mortgage-Backed Securities Pass-Throughs	—	3,351,011	—	3,351,011
Asset-Backed	—	537,567	—	537,567
Commercial Mortgage-Backed Securities	—	918,405	—	918,405
Collateralized Mortgage Obligations	—	4,750,363	—	4,750,363
Government & Agency Obligations	—	5,128,281	—	5,128,281
Loan Participations and Assignments	—	1,405,768	—	1,405,768
Convertible Bond	—	—	123,763	123,763
Preferred Security	—	74,100	—	74,100
Short-Term U.S. Treasury Obligations	—	866,441	—	866,441
Common Stocks (l)	312,242	—	6,775	319,017
Warrant	—	—	121	121
Short-Term Investments (l)	9,274,092	—	—	9,274,092
Derivatives (m)
Purchased Options	—	154,598	—	154,598
Credit Default Swap Contracts	—	4,583	—	4,583
Interest Rate Swap Contracts	—	193,952	—	193,952
Forward Foreign Currency Exchange Contracts	—	7,903	—	7,903
Total	$9,586,334	$22,330,016	$130,659	$32,047,009
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(29,881)	$—	$—	$(29,881)
Written Options	—	(291,985)	—	(291,985)
Credit Default Swap Contracts	—	(1,921)	—	(1,921)
Interest Rate Swap Contracts	—	(589,532)	—	(589,532)
Forward Foreign Currency Exchange Contracts	—	(96,906)	—	(96,906)
Total	$(29,881)	$(980,344)	$—	$(1,010,225)
There have been no transfers between fair value measurement levels during the period ended March 31, 2016.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 2,662	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (89,003)	$ —
Interest Rate Contracts	$ (29,881)	$ (395,580)	$ —	$ (121,873)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series II

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016